UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21598

Putnam Target Date Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Retirement Maturity Fund
Class A [PRMAX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$44	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.40%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement Maturity Fund returned 5.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.20	3.59	2.84
Class A (with sales charge)	0.99	2.75	2.42
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSA-0925

Putnam Sustainable Retirement Maturity Fund
Class C [PRMCX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$119	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.14%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement Maturity Fund returned 4.45%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.45	2.83	2.23
Class C (with sales charge)	3.45	2.83	2.23
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSC-0925

Putnam Sustainable Retirement Maturity Fund
Class R [PRMKX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$84	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.79%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement Maturity Fund returned 4.80%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	4.80	3.20	2.52
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR-0925

Putnam Sustainable Retirement Maturity Fund
Class R3 [PACKX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$58	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.54%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement Maturity Fund returned 5.09%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	5.09	3.43	2.68
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR3-0925

Putnam Sustainable Retirement Maturity Fund
Class R4 [PACPX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$33	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.30%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement Maturity Fund returned 5.38%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.38	3.70	2.95
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR4-0925

Putnam Sustainable Retirement Maturity Fund
Class R5 [PACQX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$18	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.15%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.50	3.87	3.10
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR5-0925

Putnam Sustainable Retirement Maturity Fund
Class R6 [PREWX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$8	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.05%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement Maturity Fund returned 5.62%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.62	3.97	3.19
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSR6-0925

Putnam Sustainable Retirement Maturity Fund
Class Y [PRMYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$18	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.15%.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement Maturity Fund	PAGE 1	39015-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.50	3.85	3.10
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement Maturity Fund	PAGE 2	39015-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement Maturity Fund	PAGE 3	39015-ATSY-0925

Putnam Sustainable Retirement 2030 Fund
Class A [PRRQX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$42	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2030 Fund returned 4.97%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	4.97	5.53	4.76
Class A (with sales charge)	-1.07	4.28	4.14
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSA-0925

Putnam Sustainable Retirement 2030 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2030 Fund returned 4.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.17	4.74	4.13
Class C (with sales charge)	3.17	4.74	4.13
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSC-0925

Putnam Sustainable Retirement 2030 Fund
Class R
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.81%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2030 Fund returned 4.54%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	4.54	5.13	4.43
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR-0925

Putnam Sustainable Retirement 2030 Fund
Class R3 [PADOX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$57	0.56%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2030 Fund returned 4.83%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	4.83	5.38	4.62
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR3-0925

Putnam Sustainable Retirement 2030 Fund
Class R4 [PADNX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$32	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2030 Fund returned 5.08%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.08	5.65	4.88
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR4-0925

Putnam Sustainable Retirement 2030 Fund
Class R5 [PADRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$16	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2030 Fund returned 5.25%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.25	5.80	5.03
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR5-0925

Putnam Sustainable Retirement 2030 Fund
Class R6 [PREZX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2030 Fund returned 5.34%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.34	5.90	5.11
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSR6-0925

Putnam Sustainable Retirement 2030 Fund
Class Y [PRRTX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$16	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2030 Fund returned 5.23%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2030 Fund	PAGE 1	39017-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.23	5.80	5.03
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2030 Fund	PAGE 2	39017-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2030 Fund	PAGE 3	39017-ATSY-0925

Putnam Sustainable Retirement 2035 Fund
Class A [PRRWX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$38	0.37%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2035 Fund returned 5.84%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.84	7.33	6.02
Class A (with sales charge)	-0.25	6.06	5.39
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSA-0925

Putnam Sustainable Retirement 2035 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2035 Fund returned 5.04%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	5.04	6.53	5.38
Class C (with sales charge)	4.04	6.53	5.38
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSC-0925

Putnam Sustainable Retirement 2035 Fund
Class R
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2035 Fund returned 5.38%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	5.38	6.91	5.67
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR-0925

Putnam Sustainable Retirement 2035 Fund
Class R3 [PADUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2035 Fund returned 5.62%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	5.62	7.18	5.88
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR3-0925

Putnam Sustainable Retirement 2035 Fund
Class R4 [PADSX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$28	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2035 Fund returned 5.90%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.90	7.45	6.14
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR4-0925

Putnam Sustainable Retirement 2035 Fund
Class R5 [PADVX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$11	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2035 Fund returned 6.10%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.10	7.61	6.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR5-0925

Putnam Sustainable Retirement 2035 Fund
Class R6 [PREGX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$2	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2035 Fund returned 6.20%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.20	7.70	6.37
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSR6-0925

Putnam Sustainable Retirement 2035 Fund
Class Y [PRRYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$12	0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2035 Fund returned 6.09%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF
Putnam Sustainable Retirement 2035 Fund	PAGE 1	39018-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.09	7.61	6.28
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2035 Fund	PAGE 2	39018-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2035 Fund	PAGE 3	39018-ATSY-0925

Putnam Sustainable Retirement 2040 Fund
Class A [PRRZX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$35	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2040 Fund returned 6.65%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	6.65	8.67	6.96
Class A (with sales charge)	0.52	7.39	6.33
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSA-0925

Putnam Sustainable Retirement 2040 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2040 Fund returned 5.86%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	5.86	7.87	6.32
Class C (with sales charge)	4.86	7.87	6.32
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSC-0925

Putnam Sustainable Retirement 2040 Fund
Class R
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2040 Fund returned 6.19%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	6.19	8.25	6.62
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR-0925

Putnam Sustainable Retirement 2040 Fund
Class R3 [PAAUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$51	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2040 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	6.48	8.53	6.83
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR3-0925

Putnam Sustainable Retirement 2040 Fund
Class R4 [PAAYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$25	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2040 Fund returned 6.77%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	6.77	8.80	7.10
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR4-0925

Putnam Sustainable Retirement 2040 Fund
Class R5 [PABTX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$9	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2040 Fund returned 6.89%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.89	8.95	7.26
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class R6 performance. The restated performance for Class R5 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR5-0925

Putnam Sustainable Retirement 2040 Fund
Class R6 [PREHX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(1)	-0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2040 Fund returned 7.00%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	7.00	9.05	7.32
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSR6-0925

Putnam Sustainable Retirement 2040 Fund
Class Y [PRZZX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$9	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2040 Fund returned 6.92%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2040 Fund	PAGE 1	39009-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.92	8.95	7.23
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2040 Fund	PAGE 2	39009-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2040 Fund	PAGE 3	39009-ATSY-0925

Putnam Sustainable Retirement 2045 Fund
Class A [PRVLX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2045 Fund returned 7.27%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.27	9.68	7.64
Class A (with sales charge)	1.10	8.39	7.01
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSA-0925

Putnam Sustainable Retirement 2045 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2045 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.48	8.86	7.00
Class C (with sales charge)	5.48	8.86	7.00
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSC-0925

Putnam Sustainable Retirement 2045 Fund
Class R
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.72%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2045 Fund returned 6.80%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	6.80	9.24	7.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR-0925

Putnam Sustainable Retirement 2045 Fund
Class R3 [PACGX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.47%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2045 Fund returned 7.08%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.08	9.55	7.55
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR3-0925

Putnam Sustainable Retirement 2045 Fund
Class R4 [PACFX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2045 Fund returned 7.37%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	7.37	9.82	7.82
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR4-0925

Putnam Sustainable Retirement 2045 Fund
Class R5 [PACHX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2045 Fund returned 7.55%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	7.55	9.96	7.96
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR5-0925

Putnam Sustainable Retirement 2045 Fund
Class R6 [PREKX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(3)	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2045 Fund returned 7.61%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	7.61	10.05	8.01
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSR6-0925

Putnam Sustainable Retirement 2045 Fund
Class Y [PRVYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2045 Fund returned 7.53%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2045 Fund	PAGE 1	39010-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	7.53	9.97	7.92
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2045 Fund	PAGE 2	39010-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2045 Fund	PAGE 3	39010-ATSY-0925

Putnam Sustainable Retirement 2050 Fund
Class A [PRRJX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2050 Fund returned 7.61%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.61	10.36	8.08
Class A (with sales charge)	1.42	9.06	7.44
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSA-0925

Putnam Sustainable Retirement 2050 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$109	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2050 Fund returned 6.82%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.82	9.54	7.43
Class C (with sales charge)	5.82	9.54	7.43
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSC-0925

Putnam Sustainable Retirement 2050 Fund
Class R [PRRKX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2050 Fund returned 7.18%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.18	9.95	7.74
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR-0925

Putnam Sustainable Retirement 2050 Fund
Class R3 [PADWX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$47	0.45%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2050 Fund returned 7.41%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.41	10.20	7.98
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR3-0925

Putnam Sustainable Retirement 2050 Fund
Class R4 [PAEHX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2050 Fund returned 7.76%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	7.76	10.48	8.25
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR4-0925

Putnam Sustainable Retirement 2050 Fund
Class R5 [PAEJX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$5	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2050 Fund returned 7.91%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	7.91	10.66	8.40
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR5-0925

Putnam Sustainable Retirement 2050 Fund
Class R6 [PREUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(5)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2050 Fund returned 8.01%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	8.01	10.75	8.44
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSR6-0925

Putnam Sustainable Retirement 2050 Fund
Class Y [PRRUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$5	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2050 Fund returned 7.88%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2050 Fund	PAGE 1	39034-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	7.88	10.64	8.35
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2050 Fund	PAGE 2	39034-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2050 Fund	PAGE 3	39034-ATSY-0925

Putnam Sustainable Retirement 2055 Fund
Class A [PRRFX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2055 Fund returned 7.92%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.92	10.92	8.40
Class A (with sales charge)	1.71	9.61	7.76
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSA-0925

Putnam Sustainable Retirement 2055 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$108	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2055 Fund returned 7.17%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	7.17	10.09	7.75
Class C (with sales charge)	6.17	10.09	7.75
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSC-0925

Putnam Sustainable Retirement 2055 Fund
Class R [PRRVX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2055 Fund returned 7.51%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.51	10.49	8.05
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR-0925

Putnam Sustainable Retirement 2055 Fund
Class R3 [PAEOX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$46	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2055 Fund returned 7.76%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.76	10.75	8.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R3 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R3 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR3-0925

Putnam Sustainable Retirement 2055 Fund
Class R4 [PAEPX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2055 Fund returned 8.04%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	8.04	11.03	8.58
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R4 shares on 1/4/2021. Returns for periods prior to 1/4/2021 reflect a restated figure based on the Fund’s Class Y performance. The restated performance for Class R4 was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR4-0925

Putnam Sustainable Retirement 2055 Fund
Class R5 [PAESX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2055 Fund returned 8.18%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	8.18	11.20	8.73
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR5-0925

Putnam Sustainable Retirement 2055 Fund
Class R6 [PREVX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2055 Fund returned 8.28%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	8.28	11.30	8.78
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSR6-0925

Putnam Sustainable Retirement 2055 Fund
Class Y [PRTLX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2055 Fund returned 8.18%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks
Putnam Sustainable Retirement 2055 Fund	PAGE 1	39195-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	8.18	11.19	8.67
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2055 Fund	PAGE 2	39195-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2055 Fund	PAGE 3	39195-ATSY-0925

Putnam Sustainable Retirement 2060 Fund
Class A [PRTFX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2060 Fund returned 8.17%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class A	8.17	11.39	9.27
Class A (with sales charge)	1.95	10.08	8.61
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSA-0925

Putnam Sustainable Retirement 2060 Fund
Class C
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2060 Fund returned 7.27%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class C	7.27	10.56	8.60
Class C (with sales charge)	6.27	10.56	8.60
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSC-0925

Putnam Sustainable Retirement 2060 Fund
Class R [PRTRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2060 Fund returned 7.74%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R	7.74	10.98	8.93
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR-0925

Putnam Sustainable Retirement 2060 Fund
Class R3 [PAEVX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$46	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2060 Fund returned 8.05%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R3	8.05	11.27	9.17
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R3 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR3-0925

Putnam Sustainable Retirement 2060 Fund
Class R4 [PAEUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2060 Fund returned 8.25%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R4	8.25	11.54	9.44
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R4 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class Y performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR4-0925

Putnam Sustainable Retirement 2060 Fund
Class R5 [PAEWX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2060 Fund returned 8.41%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R5	8.41	11.68	9.59
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R5 shares on 1/4/2021. Returns for periods before 1/4/2021 are based on the Fund’s Class R6 performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR5-0925

Putnam Sustainable Retirement 2060 Fund
Class R6 [PEFGX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2060 Fund returned 8.51%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R6	8.51	11.78	9.64
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 11/30/2015 and began offering Class R6 shares on 9/1/2016. Returns for periods before 9/1/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSR6-0925

Putnam Sustainable Retirement 2060 Fund
Class Y [PRTYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2060 Fund returned 8.40%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2060 Fund	PAGE 1	39241-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 11/30/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class Y	8.40	11.70	9.55
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2060 Fund	PAGE 2	39241-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2060 Fund	PAGE 3	39241-ATSY-0925

Putnam Sustainable Retirement 2065 Fund
Class A [PCJQX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$29	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2065 Fund returned 8.37%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class A	8.37	9.50
Class A (with sales charge)	2.14	8.10
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSA-0925

Putnam Sustainable Retirement 2065 Fund
Class C [PCJRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2065 Fund returned 7.50%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class C	7.50	8.68
Class C (with sales charge)	6.50	8.68
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSC-0925

Putnam Sustainable Retirement 2065 Fund
Class R [PCJUX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$71	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2065 Fund returned 7.96%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R	7.96	9.07
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR-0925

Putnam Sustainable Retirement 2065 Fund
Class R3 [PCJVX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$45	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2065 Fund returned 8.13%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR3-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R3 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R3	8.13	9.33
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR3-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR3-0925

Putnam Sustainable Retirement 2065 Fund
Class R4 [PCJWX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2065 Fund returned 8.46%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR4-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R4 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R4	8.46	9.62
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR4-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR4-0925

Putnam Sustainable Retirement 2065 Fund
Class R5 [PCJIX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2065 Fund returned 8.62%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR5-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R5	8.62	9.77
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR5-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR5-0925

Putnam Sustainable Retirement 2065 Fund
Class R6 [PCJYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(7)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2065 Fund returned 8.71%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R6	8.71	9.89
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSR6-0925

Putnam Sustainable Retirement 2065 Fund
Class Y [PCJSX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2065 Fund returned 8.62%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds
Putnam Sustainable Retirement 2065 Fund	PAGE 1	39412-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 1/4/2021 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class Y	8.62	9.77
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Effective February 10, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
*	Does not include derivatives, except purchased options, if any.
Putnam Sustainable Retirement 2065 Fund	PAGE 2	39412-ATSY-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Retirement 2065 Fund	PAGE 3	39412-ATSY-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $225,701 in July 31, 2024 and $187,697 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $58,908 in July 31, 2024 and $98,180 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Sustainable
Retirement Funds
Financial Statements and Other Important Information
Annual | July 31, 2025
Putnam Sustainable Retirement Maturity Fund
Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2045 Fund
Putnam Sustainable Retirement 2050 Fund
Putnam Sustainable Retirement 2055 Fund
Putnam Sustainable Retirement 2060 Fund
Putnam Sustainable Retirement 2065 Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 83
Notes to Financial Statements 98
Report of Independent Registered Public Accounting Firm 129
Tax Information 131
Changes In and Disagreements with Accountants 133
Results of Meeting(s) of Shareholders 133
Remuneration Paid to Directors, Officers and Others 133
Board Approval of Management and Subadvisory Agreements 133

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.49 $15.44 $16.12 $17.41 $17.18
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.53 0.59 1.13 0.34 0.19
Net realized and unrealized gains (losses) ........... 0.31 1.06 (0.65) (1.00) 0.32
Total from investment operations .................... 0.84 1.65 0.48 (0.66) 0.51
Less distributions from:
Net investment income .......................... (0.55) (0.60) (1.16) (0.45) (0.24)
Net realized gains ............................. — — — (0.18) (0.04)
Total distributions ............................... (0.55) (0.60) (1.16) (0.63) (0.28)
Net asset value, end of year ....................... $16.78 $16.49 $15.44 $16.12 $17.41
Total return
d
................................... 5.20% 10.97% 3.24% (3.90)% 2.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.91% 0.93% 0.90% 0.72%
Expenses net of waiver and payments by affiliates
e
...... 0.43% 0.42% 0.37% 0.38% 0.39%
f
Net investment income
c
........................... 3.18% 3.79% 7.29% 2.04% 1.10%
Supplemental data
Net assets, end of year (000’s) ..................... $41,824 $23,513 $23,630 $25,827 $29,465
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.04 $15.04 $15.73 $17.00 $16.79
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.40 0.47 0.98 0.22 0.05
Net realized and unrealized gains (losses) ........... 0.30 1.02 (0.62) (0.99) 0.33
Total from investment operations .................... 0.70 1.49 0.36 (0.77) 0.38
Less distributions from:
Net investment income .......................... (0.42) (0.49) (1.05) (0.32) (0.13)
Net realized gains ............................. — — — (0.18) (0.04)
Total distributions ............................... (0.42) (0.49) (1.05) (0.50) (0.17)
Net asset value, end of year ....................... $16.32 $16.04 $15.04 $15.73 $17.00
Total return
d
................................... 4.45% 10.10% 2.54% (4.61)% 2.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.66% 1.68% 1.65% 1.46%
Expenses net of waiver and payments by affiliates
e
...... 1.16% 1.17% 1.12% 1.13% 1.13%
f
Net investment income
c
........................... 2.45% 3.07% 6.51% 1.32% 0.28%
Supplemental data
Net assets, end of year (000’s) ..................... $1,334 $781 $879 $1,066 $1,647
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.46 $15.42 $16.10 $17.39 $17.16
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.46 0.53 0.96 0.27 0.13
Net realized and unrealized gains (losses) ........... 0.32 1.05 (0.54) (1.00) 0.33
Total from investment operations .................... 0.78 1.58 0.42 (0.73) 0.46
Less distributions from:
Net investment income .......................... (0.49) (0.54) (1.10) (0.38) (0.19)
Net realized gains ............................. — — — (0.18) (0.04)
Total distributions ............................... (0.49) (0.54) (1.10) (0.56) (0.23)
Net asset value, end of year ....................... $16.75 $16.46 $15.42 $16.10 $17.39
Total return .................................... 4.80% 10.49% 2.86% (4.28)% 2.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.31% 1.33% 1.30% 1.06%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.82% 0.77% 0.78% 0.73%
e
Net investment income
c
........................... 2.79% 3.38% 6.21% 1.63% 0.75%
Supplemental data
Net assets, end of year (000’s) ..................... $1,251 $598 $531 $704 $737
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.55 $15.50 $16.17 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.51 0.57 1.05 0.31 0.08
Net realized and unrealized gains (losses) ........... 0.32 1.06 (0.59) (1.01) 0.14
Total from investment operations .................... 0.83 1.63 0.46 (0.70) 0.22
Less distributions from:
Net investment income .......................... (0.53) (0.58) (1.13) (0.42) (0.08)
Net realized gains ............................. — — — (0.18) —
Total distributions ............................... (0.53) (0.58) (1.13) (0.60) (0.08)
Net asset value, end of year ....................... $16.85 $16.55 $15.50 $16.17 $17.47
Total return
e
................................... 5.09% 10.76% 3.15% (4.09)% 1.28%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.10% 1.06% 1.08% 1.05% 0.59%
Expenses net of waiver and payments by affiliates
g
...... 0.57% 0.57% 0.52% 0.53% 0.30%
h
Net investment income
d
........................... 3.04% 3.64% 6.79% 1.86% 0.49%
Supplemental data
Net assets, end of year (000’s) ..................... $4,613 $1,391 $1,546 $1,926 $2,584
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.57 $15.51 $16.18 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.57 0.61 1.22 0.36 0.12
Net realized and unrealized gains (losses) ........... 0.31 1.07 (0.72) (1.01) 0.13
Total from investment operations .................... 0.88 1.68 0.50 (0.65) 0.25
Less distributions from:
Net investment income .......................... (0.57) (0.62) (1.17) (0.46) (0.11)
Net realized gains ............................. — — — (0.18) —
Total distributions ............................... (0.57) (0.62) (1.17) (0.64) (0.11)
Net asset value, end of year ....................... $16.88 $16.57 $15.51 $16.18 $17.47
Total return
e
................................... 5.38% 11.07% 3.37% (3.81)% 1.44%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.85% 0.81% 0.83% 0.80% 0.45%
Expenses net of waiver and payments by affiliates
g
...... 0.32% 0.32% 0.27% 0.28% 0.16%
h
Net investment income
d
........................... 3.29% 3.87% 7.83% 2.14% 0.67%
Supplemental data
Net assets, end of year (000’s) ..................... $1,094 $134 $170 $224 $220
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.56 $15.51 $16.18 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.56 0.64 1.16 0.38 0.12
Net realized and unrealized gains (losses) ........... 0.33 1.05 (0.64) (1.00) 0.14
Total from investment operations .................... 0.89 1.69 0.52 (0.62) 0.26
Less distributions from:
Net investment income .......................... (0.59) (0.64) (1.19) (0.49) (0.12)
Net realized gains ............................. — — — (0.18) —
Total distributions ............................... (0.59) (0.64) (1.19) (0.67) (0.12)
Net asset value, end of year ....................... $16.86 $16.56 $15.51 $16.18 $17.47
Total return
e
................................... 5.50% 11.20% 3.54% (3.66)% 1.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.71% 0.66% 0.68% 0.65% 0.36%
Expenses net of waiver and payments by affiliates
g
...... 0.18% 0.17% 0.12% 0.13% 0.07%
h
Net investment income
d
........................... 3.39% 4.03% 7.48% 2.29% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $12 $11 $10 $10 $10
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.56 $15.51 $16.18 $17.47 $17.24
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.59 0.66 1.45 0.41 0.25
Net realized and unrealized gains (losses) ........... 0.32 1.05 (0.91) (1.02) 0.33
Total from investment operations .................... 0.91 1.71 0.54 (0.61) 0.58
Less distributions from:
Net investment income .......................... (0.61) (0.66) (1.21) (0.50) (0.31)
Net realized gains ............................. — — — (0.18) (0.04)
Total distributions ............................... (0.61) (0.66) (1.21) (0.68) (0.35)
Net asset value, end of year ....................... $16.86 $16.56 $15.51 $16.18 $17.47
Total return .................................... 5.62% 11.32% 3.63% (3.55)% 3.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.56% 0.58% 0.55% 0.34%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.07% 0.02% 0.03% 0.05%
e
Net investment income
c
........................... 3.53% 4.23% 9.28% 2.42% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $2,787 $905 $1,599 $3,662 $4,673
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.56 $15.51 $16.18 $17.47 $17.25
Income from investment operations
a
:
Net investment income
b,c
........................ 0.58 0.63 1.17 0.38 0.22
Net realized and unrealized gains (losses) ........... 0.31 1.06 (0.65) (1.00) 0.34
Total from investment operations .................... 0.89 1.69 0.52 (0.62) 0.56
Less distributions from:
Net investment income .......................... (0.59) (0.64) (1.19) (0.49) (0.30)
Net realized gains ............................. — — — (0.18) (0.04)
Total distributions ............................... (0.59) (0.64) (1.19) (0.67) (0.34)
Net asset value, end of year ....................... $16.86 $16.56 $15.51 $16.18 $17.47
Total return .................................... 5.50% 11.19% 3.54% (3.66)% 3.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.66% 0.68% 0.65% 0.46%
Expenses net of waiver and payments by affiliates
d
...... 0.18% 0.17% 0.12% 0.13% 0.13%
e
Net investment income
c
........................... 3.43% 4.02% 7.54% 2.28% 1.25%
Supplemental data
Net assets, end of year (000’s) ..................... $586,625 $176,501 $177,575 $215,711 $263,315
Portfolio turnover rate ............................ 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement Maturity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 21.6%
a
Putnam Sustainable Future ETF ........................................ 1,776,135 $ 46,032,801
a
Putnam Sustainable Leaders ETF ....................................... 2,670,705 91,905,636
137,938,437
Domestic Fixed Income 74.2%
a
Putnam ESG Core Bond ETF .......................................... 6,793,402 330,503,763
a
Putnam ESG High Yield ETF ........................................... 2,076,787 107,502,179
a
Putnam ESG Ultra Short ETF .......................................... 718,227 36,371,015
474,376,957
Foreign Equity 4.1%
a
Putnam PanAgora ESG International Equity ETF ............................ 1,014,210 26,622,100
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 611,425,935 ) ...............................................................
638,937,494
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 1,018,495 1,018,495
Total Money Market Funds (Cost $ 1,018,495 ) ...................................
1,018,495
Total Short Term Investments (Cost $ 1,018,495 ) .................................
1,018,495
a
Total Investments (Cost $ 612,444,430 ) 100.1% ..................................
$639,955,989
Other Assets, less Liabilities (0.1) % ...........................................
(415,968)
Net Assets 100.0% ...........................................................
$639,540,021
See Abbreviations on page 128 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.11 $19.16 $20.61 $23.86 $21.51
Income from investment operations
a
:
Net investment income
b,c
........................ 0.57 0.59 1.11 0.32 0.23
Net realized and unrealized gains (losses) ........... 0.45 1.96 (0.31) (1.47) 2.12
Total from investment operations .................... 1.02 2.55 0.80 (1.15) 2.35
Less distributions from:
Net investment income .......................... (0.59) (0.60) (1.33) (1.02) (—)
d
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.59) (0.60) (2.25) (2.10) (—)
d
Net asset value, end of year ....................... $21.54 $21.11 $19.16 $20.61 $23.86
Total return
e
................................... 4.97% 13.55% 4.58% (5.36)% 10.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.92% 0.95% 0.92% 0.72%
Expenses net of waiver and payments by affiliates
f
...... 0.41% 0.41% 0.37% 0.36% 0.39%
g
Net investment income
c
........................... 2.69% 2.97% 5.80% 1.43% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $27,385 $25,174 $22,952 $22,901 $24,643
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.13 $17.41 $18.93 $22.03 $20.18
Income from investment operations
a
:
Net investment income
b,c
........................ 0.37 0.40 0.89 0.14 —
d
Net realized and unrealized gains (losses) ........... 0.41 1.79 (0.31) (1.35) 2.04
Total from investment operations .................... 0.78 2.19 0.58 (1.21) 2.04
Less distributions from:
Net investment income .......................... (0.43) (0.47) (1.18) (0.81) (0.19)
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.43) (0.47) (2.10) (1.89) (0.19)
Net asset value, end of year ....................... $19.48 $19.13 $17.41 $18.93 $22.03
Total return
e
................................... 4.17% 12.77% 3.72% (6.05)% 10.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.64% 1.67% 1.70% 1.67% 1.47%
Expenses net of waiver and payments by affiliates
f
...... 1.16% 1.16% 1.12% 1.11% 1.14%
g
Net investment income
c
........................... 1.94% 2.25% 5.06% 0.66% —%
h
Supplemental data
Net assets, end of year (000’s) ..................... $663 $748 $764 $898 $1,349
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.
h
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.21 $17.49 $19.02 $22.17 $20.31
Income from investment operations
a
:
Net investment income
b,c
........................ 0.44 0.49 0.95 0.21 0.09
Net realized and unrealized gains (losses) ........... 0.42 1.77 (0.30) (1.36) 2.05
Total from investment operations .................... 0.86 2.26 0.65 (1.15) 2.14
Less distributions from:
Net investment income .......................... (0.25) (0.54) (1.26) (0.92) (0.28)
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.25) (0.54) (2.18) (2.00) (0.28)
Net asset value, end of year ....................... $19.82 $19.21 $17.49 $19.02 $22.17
Total return .................................... 4.54% 13.17% 4.13% (5.76)% 10.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.32% 1.35% 1.32% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.81% 0.81% 0.77% 0.76% 0.72%
e
Net investment income
c
........................... 2.29% 2.78% 5.38% 1.03% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $71 $58 $422 $395 $586
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.39 $22.91 $24.19 $27.61 $26.19
Income from investment operations
b
:
Net investment income
c,d
........................ 0.65 0.67 1.26 0.35 0.06
Net realized and unrealized gains (losses) ........... 0.55 2.36 (0.34) (1.73) 1.36
Total from investment operations .................... 1.20 3.03 0.92 (1.38) 1.42
Less distributions from:
Net investment income .......................... (0.53) (0.55) (1.28) (0.96) —
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.53) (0.55) (2.20) (2.04) —
Net asset value, end of year ....................... $26.06 $25.39 $22.91 $24.19 $27.61
Total return
e
................................... 4.83% 13.42% 4.38% (5.48)% 5.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.04% 1.07% 1.10% 1.07% 0.60%
Expenses net of waiver and payments by affiliates
g
...... 0.56% 0.56% 0.52% 0.51% 0.30%
h
Net investment income
d
........................... 2.54% 2.81% 5.54% 1.33% 0.26%
Supplemental data
Net assets, end of year (000’s) ..................... $6,280 $6,757 $6,171 $5,622 $7,452
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.43 $22.93 $24.22 $27.65 $26.19
Income from investment operations
b
:
Net investment income
c,d
........................ 0.71 0.72 1.33 0.40 0.09
Net realized and unrealized gains (losses) ........... 0.56 2.38 (0.36) (1.72) 1.37
Total from investment operations .................... 1.27 3.10 0.97 (1.32) 1.46
Less distributions from:
Net investment income .......................... (0.60) (0.60) (1.34) (1.03) —
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.60) (0.60) (2.26) (2.11) —
Net asset value, end of year ....................... $26.10 $25.43 $22.93 $24.22 $27.65
Total return
e
................................... 5.08% 13.74% 4.61% (5.23)% 5.57%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.79% 0.82% 0.85% 0.82% 0.46%
Expenses net of waiver and payments by affiliates
g
...... 0.31% 0.31% 0.27% 0.26% 0.16%
h
Net investment income
d
........................... 2.79% 3.05% 5.82% 1.54% 0.36%
Supplemental data
Net assets, end of year (000’s) ..................... $2,835 $2,889 $2,986 $2,733 $2,899
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.44 $22.95 $24.24 $27.68 $26.19
Income from investment operations
b
:
Net investment income
c,d
........................ 0.74 0.76 1.37 0.44 0.12
Net realized and unrealized gains (losses) ........... 0.57 2.37 (0.37) (1.72) 1.37
Total from investment operations .................... 1.31 3.13 1.00 (1.28) 1.49
Less distributions from:
Net investment income .......................... (0.64) (0.64) (1.37) (1.08) —
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.64) (0.64) (2.29) (2.16) —
Net asset value, end of year ....................... $26.11 $25.44 $22.95 $24.24 $27.68
Total return
e
................................... 5.25% 13.88% 4.78% (5.11)% 5.69%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.64% 0.67% 0.70% 0.67% 0.37%
Expenses net of waiver and payments by affiliates
g
...... 0.16% 0.16% 0.12% 0.11% 0.07%
h
Net investment income
d
........................... 2.91% 3.22% 6.01% 1.69% 0.45%
Supplemental data
Net assets, end of year (000’s) ..................... $12 $12 $11 $10 $11
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.46 $22.97 $24.25 $27.69 $25.25
Income from investment operations
a
:
Net investment income
b,c
........................ 0.78 0.82 1.57 0.49 0.30
Net realized and unrealized gains (losses) ........... 0.55 2.33 (0.53) (1.75) 2.54
Total from investment operations .................... 1.33 3.15 1.04 (1.26) 2.84
Less distributions from:
Net investment income .......................... (0.66) (0.66) (1.40) (1.10) (0.40)
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.66) (0.66) (2.32) (2.18) (0.40)
Net asset value, end of year ....................... $26.13 $25.46 $22.97 $24.25 $27.69
Total return .................................... 5.34% 13.97% 4.93% (5.01)% 11.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.57% 0.60% 0.57% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.06% 0.06% 0.02% 0.01% 0.05%
e
Net investment income
c
........................... 3.04% 3.53% 6.86% 1.89% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $3,280 $5,289 $12,068 $18,059 $18,567
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.39 $22.90 $24.19 $27.63 $25.22
Income from investment operations
a
:
Net investment income
b,c
........................ 0.75 0.76 1.38 0.44 0.23
Net realized and unrealized gains (losses) ........... 0.55 2.37 (0.38) (1.72) 2.58
Total from investment operations .................... 1.30 3.13 1.00 (1.28) 2.81
Less distributions from:
Net investment income .......................... (0.64) (0.64) (1.37) (1.08) (0.40)
Net realized gains ............................. — — (0.92) (1.08) —
Total distributions ............................... (0.64) (0.64) (2.29) (2.16) (0.40)
Net asset value, end of year ....................... $26.05 $25.39 $22.90 $24.19 $27.63
Total return .................................... 5.23% 13.91% 4.79% (5.11)% 11.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.67% 0.70% 0.67% 0.47%
Expenses net of waiver and payments by affiliates
d
...... 0.16% 0.16% 0.12% 0.11% 0.14%
e
Net investment income
c
........................... 2.94% 3.20% 6.08% 1.70% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $362,685 $253,535 $193,228 $187,829 $197,357
Portfolio turnover rate ............................ 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 29.4%
a
Putnam Sustainable Future ETF ........................................ 1,534,603 $ 39,772,920
a
Putnam Sustainable Leaders ETF ....................................... 2,285,353 78,644,710
118,417,630
Domestic Fixed Income 64.5%
a
Putnam ESG Core Bond ETF .......................................... 4,120,180 200,449,641
a
Putnam ESG High Yield ETF ........................................... 540,564 27,981,593
a
Putnam ESG Ultra Short ETF .......................................... 633,470 32,078,921
260,510,155
Foreign Equity 5.7%
a
Putnam PanAgora ESG International Equity ETF ............................ 870,471 22,849,080
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 378,954,680 ) ...............................................................
401,776,865
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 1,425,496 1,425,496
Total Money Market Funds (Cost $ 1,425,496 ) ...................................
1,425,496
Total Short Term Investments (Cost $ 1,425,496 ) .................................
1,425,496
a
Total Investments (Cost $ 380,380,176 ) 100.0% ..................................
$403,202,361
Other Assets, less Liabilities 0.0%
†
............................................
9,158
Net Assets 100.0% ...........................................................
$403,211,519
See Abbreviations on page 128 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.80 $20.02 $21.25 $25.36 $21.92
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.45 0.47 0.92 0.32 0.16
Net realized and unrealized gains (losses) ........... 0.86 2.81 0.25 (1.73) 3.28
Total from investment operations .................... 1.31 3.28 1.17 (1.41) 3.44
Less distributions from:
Net investment income .......................... (0.53) (0.50) (1.13) (1.27) (—)
d
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.53) (0.50) (2.40) (2.70) (—)
d
Net asset value, end of year ....................... $23.58 $22.80 $20.02 $21.25 $25.36
Total return
e
................................... 5.84% 16.67% 6.54% (6.43)% 15.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.93% 0.96% 0.96% 0.75%
Expenses net of waiver and payments by affiliates
f
...... 0.37% 0.36% 0.34% 0.34% 0.38%
g
Net investment income
c
........................... 1.98% 2.24% 4.64% 1.36% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $34,775 $30,392 $22,106 $21,379 $23,803
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.53 $17.23 $18.62 $22.56 $19.70
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.24 0.27 0.65 0.15 (0.01)
Net realized and unrealized gains (losses) ........... 0.73 2.41 0.23 (1.55) 2.93
Total from investment operations .................... 0.97 2.68 0.88 (1.40) 2.92
Less distributions from:
Net investment income .......................... (0.37) (0.38) (1.00) (1.11) (0.06)
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.37) (0.38) (2.27) (2.54) (0.06)
Net asset value, end of year ....................... $20.13 $19.53 $17.23 $18.62 $22.56
Total return
d
................................... 5.04% 15.77% 5.78% (7.15)% 14.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.68% 1.71% 1.71% 1.50%
Expenses net of waiver and payments by affiliates
e
...... 1.12% 1.11% 1.09% 1.09% 1.13%
f
Net investment income (loss)
c
...................... 1.23% 1.51% 3.82% 0.73% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,249 $1,238 $1,202 $1,134 $1,213
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.38 $18.81 $20.11 $24.07 $21.04
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.34 0.37 0.78 0.19 0.06
Net realized and unrealized gains (losses) ........... 0.79 2.64 0.25 (1.62) 3.15
Total from investment operations .................... 1.13 3.01 1.03 (1.43) 3.21
Less distributions from:
Net investment income .......................... (0.45) (0.44) (1.06) (1.10) (0.18)
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.45) (0.44) (2.33) (2.53) (0.18)
Net asset value, end of year ....................... $22.06 $21.38 $18.81 $20.11 $24.07
Total return .................................... 5.38% 16.23% 6.13% (6.83)% 15.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.33% 1.36% 1.36% 1.08%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.76% 0.74% 0.74% 0.71%
e
Net investment income
c
........................... 1.58% 1.87% 4.21% 0.85% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $770 $650 $552 $517 $876
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.64 $25.01 $25.90 $30.30 $28.16
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.53 0.56 1.08 0.35 0.03
Net realized and unrealized gains (losses) ........... 1.06 3.52 0.37 (2.13) 2.11
Total from investment operations .................... 1.59 4.08 1.45 (1.78) 2.14
Less distributions from:
Net investment income .......................... (0.45) (0.45) (1.07) (1.19) —
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.45) (0.45) (2.34) (2.62) —
Net asset value, end of year ....................... $29.78 $28.64 $25.01 $25.90 $30.30
Total return
e
................................... 5.62% 16.52% 6.40% (6.58)% 7.60%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.06% 1.08% 1.11% 1.11% 0.63%
Expenses net of waiver and payments by affiliates
g
...... 0.52% 0.51% 0.49% 0.49% 0.30%
h
Net investment income
d
........................... 1.83% 2.12% 4.40% 1.24% 0.09%
Supplemental data
Net assets, end of year (000’s) ..................... $7,145 $6,650 $5,410 $5,458 $7,415
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.66 $25.01 $25.92 $30.34 $28.16
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.60 0.61 1.12 0.40 0.06
Net realized and unrealized gains (losses) ........... 1.07 3.54 0.39 (2.11) 2.12
Total from investment operations .................... 1.67 4.15 1.51 (1.71) 2.18
Less distributions from:
Net investment income .......................... (0.53) (0.50) (1.15) (1.28) —
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.53) (0.50) (2.42) (2.71) —
Net asset value, end of year ....................... $29.80 $28.66 $25.01 $25.92 $30.34
Total return
e
................................... 5.90% 16.82% 6.66% (6.36)% 7.74%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.81% 0.83% 0.86% 0.86% 0.49%
Expenses net of waiver and payments by affiliates
g
...... 0.27% 0.26% 0.24% 0.24% 0.16%
h
Net investment income
d
........................... 2.08% 2.34% 4.59% 1.42% 0.19%
Supplemental data
Net assets, end of year (000’s) ..................... $1,241 $1,025 $940 $791 $687
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.68 $25.04 $25.94 $30.37 $28.16
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.65 0.66 1.18 0.46 0.09
Net realized and unrealized gains (losses) ........... 1.07 3.53 0.37 (2.14) 2.12
Total from investment operations .................... 1.72 4.19 1.55 (1.68) 2.21
Less distributions from:
Net investment income .......................... (0.56) (0.55) (1.18) (1.32) —
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.56) (0.55) (2.45) (2.75) —
Net asset value, end of year ....................... $29.84 $28.68 $25.04 $25.94 $30.37
Total return
e
................................... 6.10% 16.96% 6.85% (6.24)% 7.85%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.66% 0.68% 0.71% 0.71% 0.40%
Expenses net of waiver and payments by affiliates
g
...... 0.11% 0.11% 0.09% 0.09% 0.07%
h
Net investment income
d
........................... 2.26% 2.52% 4.85% 1.62% 0.31%
Supplemental data
Net assets, end of year (000’s) ..................... $13 $13 $11 $10 $11
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.70 $25.05 $25.96 $30.38 $26.44
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.68 0.72 1.34 0.48 0.29
Net realized and unrealized gains (losses) ........... 1.07 3.50 0.23 (2.12) 3.94
Total from investment operations .................... 1.75 4.22 1.57 (1.64) 4.23
Less distributions from:
Net investment income .......................... (0.59) (0.57) (1.21) (1.35) (0.29)
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.59) (0.57) (2.48) (2.78) (0.29)
Net asset value, end of year ....................... $29.86 $28.70 $25.05 $25.96 $30.38
Total return .................................... 6.20% 17.10% 6.92% (6.11)% 16.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.58% 0.61% 0.61% 0.41%
Expenses net of waiver and payments by affiliates
d
...... 0.02% 0.01% (0.01)%
e
(0.01)%
e
0.04%
f
Net investment income
c
........................... 2.33% 2.77% 5.44% 1.71% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $5,238 $7,443 $11,598 $15,997 $17,492
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.65 $25.01 $25.92 $30.35 $26.42
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.64 0.66 1.19 0.45 0.26
Net realized and unrealized gains (losses) ........... 1.08 3.53 0.35 (2.12) 3.97
Total from investment operations .................... 1.72 4.19 1.54 (1.67) 4.23
Less distributions from:
Net investment income .......................... (0.57) (0.55) (1.18) (1.33) (0.30)
Net realized gains ............................. — — (1.27) (1.43) —
Total distributions ............................... (0.57) (0.55) (2.45) (2.76) (0.30)
Net asset value, end of year ....................... $29.80 $28.65 $25.01 $25.92 $30.35
Total return .................................... 6.09% 16.99% 6.82% (6.23)% 16.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.68% 0.71% 0.71% 0.50%
Expenses net of waiver and payments by affiliates
d
...... 0.12% 0.11% 0.09% 0.09% 0.13%
e
Net investment income
c
........................... 2.23% 2.50% 4.89% 1.62% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $306,223 $236,680 $158,644 $141,266 $124,961
Portfolio turnover rate ............................ 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2035 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.7%
Domestic Equity 46.8%
a
Putnam Sustainable Future ETF ........................................ 2,155,507 $ 55,865,137
a
Putnam Sustainable Leaders ETF ....................................... 3,220,269 110,817,507
166,682,644
Domestic Fixed Income 43.9%
a
Putnam ESG Core Bond ETF .......................................... 2,362,401 114,932,462
a
Putnam ESG High Yield ETF ........................................... 353,841 18,316,120
a
Putnam ESG Ultra Short ETF .......................................... 467,330 23,665,591
156,914,173
Foreign Equity 9.0%
a
Putnam PanAgora ESG International Equity ETF ............................ 1,216,629 31,935,416
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 320,078,293 ) ...............................................................
355,532,233
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 1,083,371 1,083,371
Total Money Market Funds (Cost $ 1,083,371 ) ...................................
1,083,371
Total Short Term Investments (Cost $ 1,083,371 ) .................................
1,083,371
a
Total Investments (Cost $ 321,161,664 ) 100.0% ..................................
$356,615,604
Other Assets, less Liabilities 0.0%
†
............................................
39,311
Net Assets 100.0% ...........................................................
$356,654,915
See Abbreviations on page 128 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.07 $19.93 $21.67 $25.95 $21.58
Income from investment operations
a
:
Net investment income
b,c
........................ 0.38 0.39 0.75 0.33 0.05
Net realized and unrealized gains (losses) ........... 1.13 3.21 0.66 (2.05) 4.32
Total from investment operations .................... 1.51 3.60 1.41 (1.72) 4.37
Less distributions from:
Net investment income .......................... (0.46) (0.46) (0.92) (1.33) (—)
d
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.46) (0.46) (3.15) (2.56) (—)
d
Net asset value, end of year ....................... $24.12 $23.07 $19.93 $21.67 $25.95
Total return
e
................................... 6.65% 18.34% 8.08% (7.60)% 20.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.95% 0.97% 0.96% 0.75%
Expenses net of waiver and payments by affiliates
f
...... 0.34% 0.34% 0.31% 0.30% 0.36%
g
Net investment income
c
........................... 1.62% 1.86% 3.82% 1.37% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $33,777 $25,880 $16,840 $15,869 $17,763
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

174
a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.00 $16.51 $18.50 $22.53 $19.11
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... 0.17 0.20 0.50 0.13 (0.05)
Net realized and unrealized gains (losses) ........... 0.93 2.64 0.53 (1.74) 3.73
Total from investment operations .................... 1.10 2.84 1.03 (1.61) 3.68
Less distributions from:
Net investment income .......................... (0.31) (0.35) (0.79) (1.19) (0.26)
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.31) (0.35) (3.02) (2.42) (0.26)
Net asset value, end of year ....................... $19.79 $19.00 $16.51 $18.50 $22.53
Total return
d
................................... 5.86% 17.41% 7.29% (8.27)% 19.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.67% 1.70% 1.72% 1.71% 1.49%
Expenses net of waiver and payments by affiliates
e
...... 1.09% 1.09% 1.06% 1.05% 1.10%
f
Net investment income (loss)
c
...................... 0.87% 1.17% 3.05% 0.63% (0.22)%
Supplemental data
Net assets, end of year (000’s) ..................... $942 $897 $869 $797 $823
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.54 $21.18 $22.82 $26.76 $22.65
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.41 0.70 0.07 0.08
Net realized and unrealized gains (losses) ........... 1.22 3.33 0.72 (2.00) 4.39
Total from investment operations .................... 1.52 3.74 1.42 (1.93) 4.47
Less distributions from:
Net investment income .......................... — (0.38) (0.83) (0.78) (0.36)
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... — (0.38) (3.06) (2.01) (0.36)
Net asset value, end of year ....................... $26.06 $24.54 $21.18 $22.82 $26.76
Total return .................................... 6.19% 17.87% 7.66% (7.97)% 19.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.35% 1.37% 1.36% 1.08%
Expenses net of waiver and payments by affiliates
d
...... 0.73% 0.74% 0.71% 0.70% 0.69%
e
Net investment income
c
........................... 1.22% 1.90% 3.35% 0.28% 0.32%
Supplemental data
Net assets, end of year (000’s) ..................... $7 $92 $163 $142 $284
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

sv
a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.36 $25.21 $26.54 $31.18 $28.47
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.44 0.47 0.94 0.37 (0.03)
Net realized and unrealized gains (losses) ........... 1.44 4.06 0.83 (2.53) 2.74
Total from investment operations .................... 1.88 4.53 1.77 (2.16) 2.71
Less distributions from:
Net investment income .......................... (0.37) (0.38) (0.87) (1.25) —
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.37) (0.38) (3.10) (2.48) —
Net asset value, end of year ....................... $30.87 $29.36 $25.21 $26.54 $31.18
Total return
e
................................... 6.48% 18.16% 7.92% (7.73)% 9.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.07% 1.10% 1.12% 1.11% 0.63%
Expenses net of waiver and payments by affiliates
g
...... 0.49% 0.49% 0.46% 0.45% 0.27%
h
Net investment income (loss)
d
...................... 1.47% 1.75% 3.82% 1.27% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,171 $3,448 $3,106 $3,365 $3,860
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.40 $25.23 $26.57 $31.22 $28.47
Income from investment operations
b
:
Net investment income
c,d
........................ 0.51 0.54 1.01 0.41 0.01
Net realized and unrealized gains (losses) ........... 1.45 4.07 0.81 (2.50) 2.74
Total from investment operations .................... 1.96 4.61 1.82 (2.09) 2.75
Less distributions from:
Net investment income .......................... (0.45) (0.44) (0.93) (1.33) —
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.45) (0.44) (3.16) (2.56) —
Net asset value, end of year ....................... $30.91 $29.40 $25.23 $26.57 $31.22
Total return
e
................................... 6.77% 18.49% 8.16% (7.49)% 9.66%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.82% 0.85% 0.87% 0.86% 0.49%
Expenses net of waiver and payments by affiliates
g
...... 0.24% 0.24% 0.21% 0.20% 0.13%
h
Net investment income
d
........................... 1.72% 2.02% 4.09% 1.41% 0.03%
Supplemental data
Net assets, end of year (000’s) ..................... $478 $517 $743 $751 $880
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.40 $25.25 $26.59 $31.25 $28.47
Income from investment operations
b
:
Net investment income
c,d
........................ 0.56 0.58 1.00 0.48 0.03
Net realized and unrealized gains (losses) ........... 1.44 4.07 0.86 (2.52) 2.75
Total from investment operations .................... 2.00 4.65 1.86 (2.04) 2.78
Less distributions from:
Net investment income .......................... (0.49) (0.50) (0.97) (1.39) —
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.49) (0.50) (3.20) (2.62) —
Net asset value, end of year ....................... $30.91 $29.40 $25.25 $26.59 $31.25
Total return
e
................................... 6.89% 18.66% 8.31% (7.34)% 9.76%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.67% 0.70% 0.72% 0.71% 0.40%
Expenses net of waiver and payments by affiliates
g
...... 0.09% 0.09% 0.06% 0.05% 0.04%
h
Net investment income
d
........................... 1.89% 2.17% 4.06% 1.65% 0.12%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $13 $11 $10 $11
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
For the period April 1, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.42 $25.27 $26.60 $31.27 $26.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.59 0.70 1.23 0.50 0.26
Net realized and unrealized gains (losses) ........... 1.44 3.98 0.66 (2.52) 5.14
Total from investment operations .................... 2.03 4.68 1.89 (2.02) 5.40
Less distributions from:
Net investment income .......................... (0.51) (0.53) (0.99) (1.42) (0.47)
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.51) (0.53) (3.22) (2.65) (0.47)
Net asset value, end of year ....................... $30.94 $29.42 $25.27 $26.60 $31.27
Total return .................................... 7.00% 18.76% 8.47% (7.28)% 20.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.60% 0.62% 0.61% 0.41%
Expenses net of waiver and payments by affiliates
d
...... (0.01)%
e
(0.01)%
e
(0.04)%
e
(0.05)%
e
0.02%
f
Net investment income
c
........................... 1.97% 2.73% 4.92% 1.72% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $3,472 $1,830 $8,039 $13,998 $14,318
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.33 $25.20 $26.54 $31.20 $26.31
Income from investment operations
a
:
Net investment income
b,c
........................ 0.56 0.57 1.00 0.48 0.25
Net realized and unrealized gains (losses) ........... 1.44 4.06 0.86 (2.52) 5.12
Total from investment operations .................... 2.00 4.63 1.86 (2.04) 5.37
Less distributions from:
Net investment income .......................... (0.49) (0.50) (0.97) (1.39) (0.48)
Net realized gains ............................. — — (2.23) (1.23) —
Total distributions ............................... (0.49) (0.50) (3.20) (2.62) (0.48)
Net asset value, end of year ....................... $30.84 $29.33 $25.20 $26.54 $31.20
Total return .................................... 6.92% 18.63% 8.33% (7.35)% 20.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.70% 0.72% 0.71% 0.49%
Expenses net of waiver and payments by affiliates
d
...... 0.09% 0.09% 0.06% 0.05% 0.10%
e
Net investment income
c
........................... 1.87% 2.15% 4.05% 1.65% 0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $333,511 $239,529 $173,452 $156,842 $162,247
Portfolio turnover rate ............................ 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 53.7%
a
Putnam Sustainable Future ETF ........................................ 2,622,683 $ 67,973,124
a
Putnam Sustainable Leaders ETF ....................................... 3,894,748 134,028,016
202,001,140
Domestic Fixed Income 31.8%
a
Putnam ESG Core Bond ETF .......................................... 1,676,300 81,553,168
a
Putnam ESG High Yield ETF ........................................... 343,451 17,778,295
a
Putnam ESG Ultra Short ETF .......................................... 403,221 20,419,111
119,750,574
Foreign Equity 14.0%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 362,915 8,947,270
a
Putnam PanAgora ESG International Equity ETF ............................ 1,668,623 43,799,852
52,747,122
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 326,217,951 ) ...............................................................
374,498,836
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 1,838,471 1,838,471
Total Money Market Funds (Cost $ 1,838,471 ) ...................................
1,838,471
Total Short Term Investments (Cost $ 1,838,471 ) .................................
1,838,471
a
Total Investments (Cost $ 328,056,422 ) 100.0% ..................................
$376,337,307
Other Assets, less Liabilities 0.0%
†
............................................
34,931
Net Assets 100.0% ...........................................................
$376,372,238
See Abbreviations on page 128 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.82 $18.65 $19.66 $24.20 $19.54
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.30 0.30 0.58 0.30 0.05
Net realized and unrealized gains (losses) ........... 1.26 3.28 0.89 (2.05) 4.66
Total from investment operations .................... 1.56 3.58 1.47 (1.75) 4.71
Less distributions from:
Net investment income .......................... (0.40) (0.41) (0.73) (1.37) (—)
d
Net realized gains ............................. — — (1.75) (1.42) (0.05)
Total distributions ............................... (0.40) (0.41) (2.48) (2.79) (0.05)
Net asset value, end of year ....................... $22.98 $21.82 $18.65 $19.66 $24.20
Total return
e
................................... 7.27% 19.49% 9.07% (8.55)% 24.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.98% 1.02% 1.00% 0.80%
Expenses net of waiver and payments by affiliates
f
...... 0.32% 0.32% 0.30% 0.28% 0.35%
g
Net investment income
c
........................... 1.37% 1.50% 3.22% 1.37% 0.24%
Supplemental data
Net assets, end of year (000’s) ..................... $34,897 $27,363 $12,815 $11,577 $13,491
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.22 $15.67 $16.90 $21.18 $17.29
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.11 0.16 0.33 0.13 (0.05)
Net realized and unrealized gains (losses) ........... 1.06 2.71 0.79 (1.78) 4.05
Total from investment operations .................... 1.17 2.87 1.12 (1.65) 4.00
Less distributions from:
Net investment income .......................... (0.26) (0.32) (0.60) (1.21) (0.06)
Net realized gains ............................. — — (1.75) (1.42) (0.05)
Total distributions ............................... (0.26) (0.32) (2.35) (2.63) (0.11)
Net asset value, end of year ....................... $19.13 $18.22 $15.67 $16.90 $21.18
Total return
d
................................... 6.48% 18.55% 8.29% (9.25)% 23.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.69% 1.73% 1.77% 1.75% 1.55%
Expenses net of waiver and payments by affiliates
e
...... 1.07% 1.07% 1.05% 1.03% 1.10%
f
Net investment income (loss)
c
...................... 0.62% 0.95% 2.16% 0.70% (0.27)%
Supplemental data
Net assets, end of year (000’s) ..................... $928 $967 $869 $694 $987
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.23 $19.85 $20.72 $25.19 $20.53
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.26 0.49 0.18 0.08
Net realized and unrealized gains (losses) ........... 1.35 3.48 1.00 (2.14) 4.77
Total from investment operations .................... 1.58 3.74 1.49 (1.96) 4.85
Less distributions from:
Net investment income .......................... (0.07) (0.36) (0.61) (1.09) (0.14)
Net realized gains ............................. — — (1.75) (1.42) (0.05)
Total distributions ............................... (0.07) (0.36) (2.36) (2.51) (0.19)
Net asset value, end of year ....................... $24.74 $23.23 $19.85 $20.72 $25.19
Total return .................................... 6.80% 19.04% 8.61% (8.92)% 23.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.38% 1.42% 1.40% 1.13%
Expenses net of waiver and payments by affiliates
d
...... 0.72% 0.72% 0.70% 0.68% 0.68%
e
Net investment income
c
........................... 0.97% 1.24% 2.56% 0.76% 0.36%
Supplemental data
Net assets, end of year (000’s) ..................... $47 $107 $69 $44 $127
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.13 $24.75 $25.20 $30.24 $27.23
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.36 0.40 0.68 0.36 (0.06)
Net realized and unrealized gains (losses) ........... 1.69 4.34 1.27 (2.67) 3.07
Total from investment operations .................... 2.05 4.74 1.95 (2.31) 3.01
Less distributions from:
Net investment income .......................... (0.32) (0.36) (0.65) (1.31) —
Net realized gains ............................. — — (1.75) (1.42) —
Total distributions ............................... (0.32) (0.36) (2.40) (2.73) —
Net asset value, end of year ....................... $30.86 $29.13 $24.75 $25.20 $30.24
Total return
e
................................... 7.08% 19.33% 8.93% (8.69)% 11.05%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.09% 1.13% 1.17% 1.15% 0.66%
Expenses net of waiver and payments by affiliates
g
...... 0.47% 0.47% 0.45% 0.43% 0.26%
h
Net investment income (loss)
d
...................... 1.22% 1.50% 2.87% 1.29% (0.21)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,232 $3,880 $2,863 $3,383 $4,270
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.15 $24.77 $25.24 $30.29 $27.23
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.43 0.46 0.79 0.42 (0.02)
Net realized and unrealized gains (losses) ........... 1.70 4.34 1.22 (2.67) 3.08
Total from investment operations .................... 2.13 4.80 2.01 (2.25) 3.06
Less distributions from:
Net investment income .......................... (0.39) (0.42) (0.73) (1.38) —
Net realized gains ............................. — — (1.75) (1.42) —
Total distributions ............................... (0.39) (0.42) (2.48) (2.80) —
Net asset value, end of year ....................... $30.89 $29.15 $24.77 $25.24 $30.29
Total return
e
................................... 7.37% 19.58% 9.23% (8.47)% 11.24%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.84% 0.88% 0.92% 0.90% 0.52%
Expenses net of waiver and payments by affiliates
g
...... 0.22% 0.22% 0.20% 0.18% 0.12%
h
Net investment income (loss)
d
...................... 1.47% 1.76% 3.34% 1.51% (0.06)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,050 $949 $753 $678 $840
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.19 $24.80 $25.27 $30.31 $27.23
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.48 0.51 0.79 0.45 0.01
Net realized and unrealized gains (losses) ........... 1.69 4.33 1.26 (2.64) 3.07
Total from investment operations .................... 2.17 4.84 2.05 (2.19) 3.08
Less distributions from:
Net investment income .......................... (0.43) (0.45) (0.77) (1.43) —
Net realized gains ............................. — — (1.75) (1.42) —
Total distributions ............................... (0.43) (0.45) (2.52) (2.85) —
Net asset value, end of year ....................... $30.93 $29.19 $24.80 $25.27 $30.31
Total return
e
................................... 7.55% 19.76% 9.38% (8.29)% 11.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.69% 0.73% 0.77% 0.75% 0.43%
Expenses net of waiver and payments by affiliates
g
...... 0.07% 0.07% 0.05% 0.03% 0.03%
h
Net investment income
d
........................... 1.62% 1.92% 3.33% 1.61% 0.02%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $13 $11 $10 $11
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.21 $24.80 $25.28 $30.33 $24.62
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.51 0.58 1.03 0.47 0.23
Net realized and unrealized gains (losses) ........... 1.68 4.30 1.03 (2.64) 5.77
Total from investment operations .................... 2.19 4.88 2.06 (2.17) 6.00
Less distributions from:
Net investment income .......................... (0.45) (0.47) (0.79) (1.46) (0.24)
Net realized gains ............................. — — (1.75) (1.42) (0.05)
Total distributions ............................... (0.45) (0.47) (2.54) (2.88) (0.29)
Net asset value, end of year ....................... $30.95 $29.21 $24.80 $25.28 $30.33
Total return .................................... 7.61% 19.94% 9.45% (8.22)% 24.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.63% 0.67% 0.65% 0.46%
Expenses net of waiver and payments by affiliates
d
...... (0.03)%
e
(0.03)%
e
(0.05)%
e
(0.07)%
e
0.01%
f
Net investment income
c
........................... 1.72% 2.23% 4.28% 1.68% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $4,418 $3,501 $4,991 $10,842 $11,513
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.19 $24.80 $25.27 $30.33 $24.62
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.48 0.50 0.79 0.42 0.23
Net realized and unrealized gains (losses) ........... 1.69 4.34 1.26 (2.63) 5.78
Total from investment operations .................... 2.17 4.84 2.05 (2.21) 6.01
Less distributions from:
Net investment income .......................... (0.43) (0.45) (0.77) (1.43) (0.25)
Net realized gains ............................. — — (1.75) (1.42) (0.05)
Total distributions ............................... (0.43) (0.45) (2.52) (2.85) (0.30)
Net asset value, end of year ....................... $30.93 $29.19 $24.80 $25.27 $30.33
Total return .................................... 7.53% 19.77% 9.39% (8.34)% 24.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.73% 0.77% 0.75% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.07% 0.07% 0.05% 0.03% 0.10%
e
Net investment income
c
........................... 1.62% 1.88% 3.32% 1.50% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $261,398 $181,653 $116,355 $100,019 $83,023
Portfolio turnover rate ............................ 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2045 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 58.6%
a
Putnam Sustainable Future ETF ........................................ 2,326,863 $ 60,306,239
a
Putnam Sustainable Leaders ETF ....................................... 3,473,874 119,544,689
179,850,928
Domestic Fixed Income 22.9%
a
Putnam ESG Core Bond ETF .......................................... 847,569 41,234,825
a
Putnam ESG High Yield ETF ........................................... 286,750 14,843,241
a
Putnam ESG Ultra Short ETF .......................................... 281,975 14,279,214
70,357,280
Foreign Equity 18.4%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 556,464 13,719,008
a
Putnam PanAgora ESG International Equity ETF ............................ 1,626,386 42,691,169
56,410,177
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 265,062,291 ) ...............................................................
306,618,385
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 308,994 308,994
Total Money Market Funds (Cost $ 308,994 ) .....................................
308,994
Total Short Term Investments (Cost $ 308,994 ) ..................................
308,994
a
Total Investments (Cost $ 265,371,285 ) 100.0% ..................................
$306,927,379
Other Assets, less Liabilities 0.0%
†
............................................
59,990
Net Assets 100.0% ...........................................................
$306,987,369
See Abbreviations on page 128 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.03 $17.75 $18.27 $22.32 $17.62
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.23 0.42 0.23 0.03
Net realized and unrealized gains (losses) ........... 1.33 3.33 1.11 (1.99) 4.67
Total from investment operations .................... 1.58 3.56 1.53 (1.76) 4.70
Less distributions from:
Net investment income .......................... (0.26) (0.28) (0.36) (1.10) (—)
d
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.26) (0.28) (2.05) (2.29) (—)
d
Net asset value, end of year ....................... $22.35 $21.03 $17.75 $18.27 $22.32
Total return
e
................................... 7.61% 20.28% 9.93% (9.16)% 26.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 1.01% 1.06% 1.03% 0.83%
Expenses net of waiver and payments by affiliates
f
...... 0.30% 0.31% 0.29% 0.28% 0.34%
g
Net investment income
c
........................... 1.19% 1.19% 2.49% 1.11% 0.19%
Supplemental data
Net assets, end of year (000’s) ..................... $32,978 $21,864 $7,769 $7,023 $7,601
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.91 $16.83 $17.44 $21.37 $17.11
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... 0.09 0.13 0.28 0.06 (0.05)
Net realized and unrealized gains (losses) ........... 1.26 3.12 1.04 (1.89) 4.44
Total from investment operations .................... 1.35 3.25 1.32 (1.83) 4.39
Less distributions from:
Net investment income .......................... (0.07) (0.17) (0.24) (0.91) (0.13)
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.07) (0.17) (1.93) (2.10) (0.13)
Net asset value, end of year ....................... $21.19 $19.91 $16.83 $17.44 $21.37
Total return
d
................................... 6.82% 19.42% 9.05% (9.81)% 25.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.76% 1.81% 1.78% 1.58%
Expenses net of waiver and payments by affiliates
e
...... 1.05% 1.06% 1.04% 1.03% 1.09%
f
Net investment income (loss)
c
...................... 0.45% 0.72% 1.75% 0.29% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,087 $1,094 $1,042 $895 $1,077
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.55 $17.23 $17.80 $21.74 $17.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.18 0.49 0.11 0.03
Net realized and unrealized gains (losses) ........... 1.30 3.22 0.93 (1.91) 4.52
Total from investment operations .................... 1.46 3.40 1.42 (1.80) 4.55
Less distributions from:
Net investment income .......................... (0.22) (0.08) (0.30) (0.95) (0.21)
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.22) (0.08) (1.99) (2.14) (0.21)
Net asset value, end of year ....................... $21.79 $20.55 $17.23 $17.80 $21.74
Total return .................................... 7.18% 19.79% 9.52% (9.50)% 26.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.41% 1.46% 1.43% 1.16%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.71% 0.69% 0.68% 0.67%
e
Net investment income
c
........................... 0.79% 0.95% 2.92% 0.57% 0.15%
Supplemental data
Net assets, end of year (000’s) ..................... $212 $137 $156 $499 $754
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.94 $17.67 $18.19 $22.23 $19.82
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.22 0.24 0.42 0.29 (0.05)
Net realized and unrealized gains (losses) ........... 1.32 3.29 1.08 (2.08) 2.46
Total from investment operations .................... 1.54 3.53 1.50 (1.79) 2.41
Less distributions from:
Net investment income .......................... (0.21) (0.26) (0.33) (1.06) —
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.21) (0.26) (2.02) (2.25) —
Net asset value, end of year ....................... $22.27 $20.94 $17.67 $18.19 $22.23
Total return
e
................................... 7.41% 20.14% 9.75% (9.30)% 12.16%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.10% 1.16% 1.21% 1.18% 0.68%
Expenses net of waiver and payments by affiliates
g
...... 0.45% 0.46% 0.44% 0.43% 0.26%
h
Net investment income (loss)
d
...................... 1.05% 1.26% 2.50% 1.39% (0.22)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,811 $2,507 $1,899 $2,144 $3,864
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.97 $17.70 $18.23 $22.26 $19.82
Income from investment operations
b
:
Net investment income (loss)
c,d
.................... 0.28 0.29 0.43 0.23 (0.02)
Net realized and unrealized gains (losses) ........... 1.33 3.27 1.11 (1.97) 2.46
Total from investment operations .................... 1.61 3.56 1.54 (1.74) 2.44
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.38) (1.10) —
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.27) (0.29) (2.07) (2.29) —
Net asset value, end of year ....................... $22.31 $20.97 $17.70 $18.23 $22.26
Total return
e
................................... 7.76% 20.36% 10.06% (9.08)% 12.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.85% 0.91% 0.96% 0.93% 0.54%
Expenses net of waiver and payments by affiliates
g
...... 0.20% 0.21% 0.19% 0.18% 0.12%
h
Net investment income (loss)
d
...................... 1.30% 1.56% 2.53% 1.11% (0.08)%
Supplemental data
Net assets, end of year (000’s) ..................... $384 $264 $248 $170 $176
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.98 $17.70 $18.23 $22.28 $19.82
Income from investment operations
b
:
Net investment income
c,d
........................ 0.31 0.32 0.47 0.28 —
e
Net realized and unrealized gains (losses) ........... 1.33 3.28 1.09 (1.99) 2.46
Total from investment operations .................... 1.64 3.60 1.56 (1.71) 2.46
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.40) (1.15) —
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.29) (0.32) (2.09) (2.34) —
Net asset value, end of year ....................... $22.33 $20.98 $17.70 $18.23 $22.28
Total return
f
.................................... 7.91% 20.59% 10.20% (8.95)% 12.41%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.71% 0.76% 0.81% 0.78% 0.45%
Expenses net of waiver and payments by affiliates
h
...... 0.05% 0.06% 0.04% 0.03% 0.03%
i
Net investment income
d
........................... 1.45% 1.69% 2.74% 1.38% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $14 $11 $10 $11
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.99 $17.71 $18.24 $22.29 $17.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.33 0.36 0.58 0.30 0.17
Net realized and unrealized gains (losses) ........... 1.33 3.26 1.00 (1.99) 4.62
Total from investment operations .................... 1.66 3.62 1.58 (1.69) 4.79
Less distributions from:
Net investment income .......................... (0.31) (0.34) (0.42) (1.17) (0.30)
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.31) (0.34) (2.11) (2.36) (0.30)
Net asset value, end of year ....................... $22.34 $20.99 $17.71 $18.24 $22.29
Total return .................................... 8.01% 20.68% 10.31% (8.85)% 27.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.66% 0.71% 0.68% 0.49%
Expenses net of waiver and payments by affiliates
d
...... (0.05)%
e
(0.04)%
e
(0.06)%
e
(0.07)%
e
—%
f,g
Net investment income
c
........................... 1.55% 1.92% 3.42% 1.48% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $3,877 $4,357 $5,245 $9,794 $10,882
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.
g
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.97 $17.69 $18.23 $22.27 $17.81
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.31 0.46 0.28 0.17
Net realized and unrealized gains (losses) ........... 1.32 3.29 1.09 (1.98) 4.60
Total from investment operations .................... 1.63 3.60 1.55 (1.70) 4.77
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.40) (1.15) (0.31)
Net realized gains ............................. — — (1.69) (1.19) —
Total distributions ............................... (0.29) (0.32) (2.09) (2.34) (0.31)
Net asset value, end of year ....................... $22.31 $20.97 $17.69 $18.23 $22.27
Total return .................................... 7.88% 20.62% 10.15% (8.89)% 26.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.76% 0.81% 0.78% 0.58%
Expenses net of waiver and payments by affiliates
d
...... 0.05% 0.06% 0.04% 0.03% 0.09%
e
Net investment income
c
........................... 1.45% 1.66% 2.71% 1.39% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $192,561 $137,680 $86,672 $67,397 $65,784
Portfolio turnover rate ............................ 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.7%
Domestic Equity 62.2%
a
Putnam Sustainable Future ETF ........................................ 1,878,633 $ 48,689,283
a
Putnam Sustainable Leaders ETF ....................................... 2,811,232 96,741,521
145,430,804
Domestic Fixed Income 17.6%
a
Putnam ESG Core Bond ETF .......................................... 506,779 24,655,153
a
Putnam ESG High Yield ETF ........................................... 191,241 9,899,342
a
Putnam ESG Ultra Short ETF .......................................... 132,320 6,700,685
41,255,180
Foreign Equity 19.9%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 479,241 11,815,159
a
Putnam PanAgora ESG International Equity ETF ............................ 1,322,368 34,710,970
46,526,129
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 198,775,511 ) ...............................................................
233,212,113
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 726,400 726,400
Total Money Market Funds (Cost $ 726,400 ) .....................................
726,400
Total Short Term Investments (Cost $ 726,400 ) ..................................
726,400
a
Total Investments (Cost $ 199,501,911 ) 100.0% ..................................
$233,938,513
Other Assets, less Liabilities (0.0) %
†
...........................................
(13,793)
Net Assets 100.0% ...........................................................
$233,924,720
See Abbreviations on page 128 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.29 $11.13 $11.07 $13.76 $10.77
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.13 0.11 0.24 0.12 0.04
Net realized and unrealized gains (losses) ........... 0.91 2.21 0.79 (1.20) 2.99
Total from investment operations .................... 1.04 2.32 1.03 (1.08) 3.03
Less distributions from:
Net investment income .......................... (0.14) (0.16) (0.19) (0.69) (0.04)
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.14) (0.16) (0.97) (1.61) (0.04)
Net asset value, end of year ....................... $14.19 $13.29 $11.13 $11.07 $13.76
Total return
d
................................... 7.92% 21.09% 10.55% (9.33)% 28.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.08% 1.18% 1.16% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 0.29% 0.29% 0.28% 0.28% 0.34%
f
Net investment income
c
........................... 1.00% 0.89% 2.30% 0.94% 0.39%
Supplemental data
Net assets, end of year (000’s) ..................... $33,299 $19,802 $5,727 $4,851 $4,412
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.78 $10.71 $10.65 $13.29 $10.47
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.03 0.05 0.16 0.04 (0.03)
Net realized and unrealized gains (losses) ........... 0.89 2.10 0.76 (1.17) 2.87
Total from investment operations .................... 0.92 2.15 0.92 (1.13) 2.84
Less distributions from:
Net investment income .......................... (0.02) (0.08) (0.08) (0.59) (0.02)
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.02) (0.08) (0.86) (1.51) (0.02)
Net asset value, end of year ....................... $13.68 $12.78 $10.71 $10.65 $13.29
Total return
d
................................... 7.17% 20.12% 9.77% (10.01)% 27.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.76% 1.83% 1.93% 1.91% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.04% 1.04% 1.03% 1.03% 1.09%
f
Net investment income (loss)
c
...................... 0.25% 0.46% 1.60% 0.34% (0.27)%
Supplemental data
Net assets, end of year (000’s) ..................... $620 $654 $641 $599 $1,158
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.64 $11.44 $11.36 $13.74 $10.83
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.08 0.09 0.19 0.01 0.02
Net realized and unrealized gains (losses) ........... 0.94 2.24 0.83 (1.18) 2.97
Total from investment operations .................... 1.02 2.33 1.02 (1.17) 2.99
Less distributions from:
Net investment income .......................... (0.02) (0.13) (0.16) (0.29) (0.08)
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.02) (0.13) (0.94) (1.21) (0.08)
Net asset value, end of year ....................... $14.64 $13.64 $11.44 $11.36 $13.74
Total return .................................... 7.51% 20.54% 10.16% (9.66)% 27.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.48% 1.58% 1.56% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 0.69% 0.69% 0.68% 0.68% 0.68%
e
Net investment income
c
........................... 0.60% 0.77% 1.81% 0.03% 0.15%
Supplemental data
Net assets, end of year (000’s) ..................... $97 $126 $72 $39 $166
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.39 $11.22 $11.15 $13.84 $12.27
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.12 0.13 0.25 0.10 (0.03)
Net realized and unrealized gains (losses) ........... 0.91 2.19 0.77 (1.20) 1.60
Total from investment operations .................... 1.03 2.32 1.02 (1.10) 1.57
Less distributions from:
Net investment income .......................... (0.11) (0.15) (0.17) (0.67) —
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.11) (0.15) (0.95) (1.59) —
Net asset value, end of year ....................... $14.31 $13.39 $11.22 $11.15 $13.84
Total return
e
................................... 7.76% 20.81% 10.40% (9.42)% 12.80%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.16% 1.23% 1.33% 1.31% 0.79%
Expenses net of waiver and payments by affiliates
g
...... 0.44% 0.44% 0.43% 0.43% 0.26%
h
Net investment income (loss)
d
...................... 0.85% 1.08% 2.32% 0.79% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,799 $3,906 $2,990 $2,904 $2,945
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.42 $11.24 $11.17 $13.86 $12.27
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.15 0.16 0.25 0.13 (0.01)
Net realized and unrealized gains (losses) ........... 0.92 2.19 0.80 (1.20) 1.60
Total from investment operations .................... 1.07 2.35 1.05 (1.07) 1.59
Less distributions from:
Net investment income .......................... (0.14) (0.17) (0.20) (0.70) —
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.14) (0.17) (0.98) (1.62) —
Net asset value, end of year ....................... $14.35 $13.42 $11.24 $11.17 $13.86
Total return
e
................................... 8.04% 21.15% 10.64% (9.20)% 12.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.91% 0.98% 1.08% 1.06% 0.65%
Expenses net of waiver and payments by affiliates
g
...... 0.19% 0.19% 0.18% 0.18% 0.12%
h
Net investment income (loss)
d
...................... 1.10% 1.30% 2.39% 1.06% (0.10)%
Supplemental data
Net assets, end of year (000’s) ..................... $563 $494 $382 $317 $336
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.44 $11.25 $11.18 $13.87 $12.27
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.17 0.18 0.27 0.15 (—)
e
Net realized and unrealized gains (losses) ........... 0.92 2.20 0.79 (1.20) 1.60
Total from investment operations .................... 1.09 2.38 1.06 (1.05) 1.60
Less distributions from:
Net investment income .......................... (0.16) (0.19) (0.21) (0.72) —
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.16) (0.19) (0.99) (1.64) —
Net asset value, end of year ....................... $14.37 $13.44 $11.25 $11.18 $13.87
Total return
f
.................................... 8.18% 21.36% 10.80% (9.05)% 13.04%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.76% 0.83% 0.93% 0.91% 0.56%
Expenses net of waiver and payments by affiliates
h
...... 0.04% 0.04% 0.03% 0.03% 0.03%
i
Net investment income (loss)
d
...................... 1.25% 1.46% 2.55% 1.22% (0.01)%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $11 $10 $11
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.45 $11.26 $11.18 $13.88 $10.91
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.21 0.38 0.16 0.10
Net realized and unrealized gains (losses) ........... 0.91 2.18 0.70 (1.21) 3.00
Total from investment operations .................... 1.10 2.39 1.08 (1.05) 3.10
Less distributions from:
Net investment income .......................... (0.17) (0.20) (0.22) (0.73) (0.13)
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.17) (0.20) (1.00) (1.65) (0.13)
Net asset value, end of year ....................... $14.38 $13.45 $11.26 $11.18 $13.88
Total return .................................... 8.28% 21.45% 11.01% (9.03)% 28.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.73% 0.83% 0.81% 0.68%
Expenses net of waiver and payments by affiliates
d
...... (0.06)%
e
(0.06)%
e
(0.07)%
e
(0.07)%
e
—%
f,g
Net investment income
c
........................... 1.35% 1.81% 3.59% 1.26% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $4,227 $1,788 $2,487 $6,073 $6,221
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.
g
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.48 $11.29 $11.21 $13.91 $10.95
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.17 0.27 0.14 0.10
Net realized and unrealized gains (losses) ........... 0.92 2.21 0.80 (1.20) 2.99
Total from investment operations .................... 1.09 2.38 1.07 (1.06) 3.09
Less distributions from:
Net investment income .......................... (0.16) (0.19) (0.21) (0.72) (0.13)
Net realized gains ............................. — — (0.78) (0.92) —
Total distributions ............................... (0.16) (0.19) (0.99) (1.64) (0.13)
Net asset value, end of year ....................... $14.41 $13.48 $11.29 $11.21 $13.91
Total return .................................... 8.18% 21.31% 10.89% (9.07)% 28.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.83% 0.93% 0.91% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.04% 0.04% 0.03% 0.03% 0.09%
e
Net investment income
c
........................... 1.25% 1.38% 2.50% 1.13% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $109,239 $73,334 $40,391 $28,572 $20,777
Portfolio turnover rate ............................ 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2055 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 65.8%
a
Putnam Sustainable Future ETF ........................................ 1,302,166 $ 33,748,757
a
Putnam Sustainable Leaders ETF ....................................... 1,939,361 66,738,260
100,487,017
Domestic Fixed Income 12.6%
a
Putnam ESG Core Bond ETF .......................................... 243,760 11,859,095
a
Putnam ESG High Yield ETF ........................................... 92,723 4,799,685
a
Putnam ESG Ultra Short ETF .......................................... 53,456 2,707,012
19,365,792
Foreign Equity 21.1%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 330,618 8,151,023
a
Putnam PanAgora ESG International Equity ETF ............................ 917,791 24,091,188
32,242,211
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 131,279,899 ) ...............................................................
152,095,020
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 484,116 484,116
Total Money Market Funds (Cost $ 484,116 ) .....................................
484,116
Total Short Term Investments (Cost $ 484,116 ) ..................................
484,116
a
Total Investments (Cost $ 131,764,015 ) 99.8% ...................................
$152,579,136
Other Assets, less Liabilities 0.2% .............................................
279,178
Net Assets 100.0% ...........................................................
$152,858,314
See Abbreviations on page 128 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.89 $11.56 $11.07 $13.89 $11.00
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.12 0.06 0.22 0.10 0.03
Net realized and unrealized gains (losses) ........... 1.01 2.43 0.93 (1.18) 3.15
Total from investment operations .................... 1.13 2.49 1.15 (1.08) 3.18
Less distributions from:
Net investment income .......................... (0.14) (0.16) (0.17) (0.70) (0.02)
Net realized gains ............................. — — (0.49) (1.04) (0.27)
Total distributions ............................... (0.14) (0.16) (0.66) (1.74) (0.29)
Net asset value, end of year ....................... $14.88 $13.89 $11.56 $11.07 $13.89
Total return
d
................................... 8.17% 21.73% 11.28% (9.43)% 29.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.37% 1.71% 1.99% 2.78%
Expenses net of waiver and payments by affiliates
e
...... 0.29% 0.29% 0.28% 0.28% 0.34%
f
Net investment income
c
........................... 0.82% 0.49% 2.09% 0.78% 0.24%
Supplemental data
Net assets, end of year (000’s) ..................... $17,958 $8,988 $1,471 $984 $912
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.62 $11.34 $10.86 $13.67 $10.89
Income from investment operations
a
:
Net investment income (loss)
b ,c
.................... 0.01 0.05 0.14 0.01 (0.04)
Net realized and unrealized gains (losses) ........... 0.98 2.31 0.91 (1.17) 3.09
Total from investment operations .................... 0.99 2.36 1.05 (1.16) 3.05
Less distributions from:
Net investment income .......................... — (0.08) (0.08) (0.61) —
Net realized gains ............................. — — (0.49) (1.04) (0.27)
Total distributions ............................... — (0.08) (0.57) (1.65) (0.27)
Net asset value, end of year ....................... $14.61 $13.62 $11.34 $10.86 $13.67
Total return
d
................................... 7.27% 20.93% 10.46% (10.13)% 28.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.89% 2.12% 2.46% 2.74% 3.53%
Expenses net of waiver and payments by affiliates
e
...... 1.03% 1.04% 1.03% 1.03% 1.09%
f
Net investment income (loss)
c
...................... 0.07% 0.41% 1.37% 0.06% (0.34)%
Supplemental data
Net assets, end of year (000’s) ..................... $288 $307 $326 $296 $290
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.97 $11.62 $11.12 $13.94 $11.09
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.06 0.07 0.19 0.05 0.01
Net realized and unrealized gains (losses) ........... 1.02 2.39 0.92 (1.19) 3.15
Total from investment operations .................... 1.08 2.46 1.11 (1.14) 3.16
Less distributions from:
Net investment income .......................... (0.06) (0.11) (0.12) (0.64) (0.04)
Net realized gains ............................. — — (0.49) (1.04) (0.27)
Total distributions ............................... (0.06) (0.11) (0.61) (1.68) (0.31)
Net asset value, end of year ....................... $14.99 $13.97 $11.62 $11.12 $13.94
Total return .................................... 7.74% 21.33% 10.78% (9.78)% 28.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.77% 2.11% 2.39% 3.12%
Expenses net of waiver and payments by affiliates
d
...... 0.69% 0.69% 0.68% 0.68% 0.68%
e
Net investment income
c
........................... 0.42% 0.60% 1.76% 0.43% 0.10%
Supplemental data
Net assets, end of year (000’s) ..................... $23 $21 $17 $16 $17
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.95 $11.61 $11.12 $13.94 $12.31
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.10 0.11 0.21 0.09 (0.03)
Net realized and unrealized gains (losses) ........... 1.02 2.38 0.93 (1.19) 1.66
Total from investment operations .................... 1.12 2.49 1.14 (1.10) 1.63
Less distributions from:
Net investment income .......................... (0.05) (0.15) (0.16) (0.68) —
Net realized gains ............................. — — (0.49) (1.04) —
Total distributions ............................... (0.05) (0.15) (0.65) (1.72) —
Net asset value, end of year ....................... $15.02 $13.95 $11.61 $11.12 $13.94
Total return
e
................................... 8.05% 21.59% 11.07% (9.52)% 13.24%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.29% 1.52% 1.86% 2.14% 1.69%
Expenses net of waiver and payments by affiliates
g
...... 0.44% 0.44% 0.43% 0.43% 0.26%
h
Net investment income (loss)
d
...................... 0.67% 0.84% 1.95% 0.68% (0.25)%
Supplemental data
Net assets, end of year (000’s) ..................... $68 $86 $58 $40 $39
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.98 $11.63 $11.14 $13.96 $12.31
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.13 0.13 0.23 0.11 (0.01)
Net realized and unrealized gains (losses) ........... 1.01 2.39 0.94 (1.18) 1.66
Total from investment operations .................... 1.14 2.52 1.17 (1.07) 1.65
Less distributions from:
Net investment income .......................... (0.13) (0.17) (0.19) (0.71) —
Net realized gains ............................. — — (0.49) (1.04) —
Total distributions ............................... (0.13) (0.17) (0.68) (1.75) —
Net asset value, end of year ....................... $14.99 $13.98 $11.63 $11.14 $13.96
Total return
e
................................... 8.25% 21.92% 11.38% (9.32)% 13.40%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 1.04% 1.27% 1.61% 1.89% 1.55%
Expenses net of waiver and payments by affiliates
g
...... 0.19% 0.19% 0.18% 0.18% 0.12%
h
Net investment income (loss)
d
...................... 0.92% 1.04% 2.10% 0.90% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $210 $145 $81 $36 $32
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.01 $11.65 $11.15 $13.97 $12.31
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.15 0.16 0.26 0.13 (—)
e
Net realized and unrealized gains (losses) ........... 1.02 2.39 0.92 (1.18) 1.66
Total from investment operations .................... 1.17 2.55 1.18 (1.05) 1.66
Less distributions from:
Net investment income .......................... (0.15) (0.19) (0.19) (0.73) —
Net realized gains ............................. — — (0.49) (1.04) —
Total distributions ............................... (0.15) (0.19) (0.68) (1.77) —
Net asset value, end of year ....................... $15.03 $14.01 $11.65 $11.15 $13.97
Total return
f
.................................... 8.41% 22.08% 11.54% (9.18)% 13.48%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.89% 1.12% 1.46% 1.74% 1.46%
Expenses net of waiver and payments by affiliates
h
...... 0.04% 0.04% 0.03% 0.03% 0.03%
i
Net investment income (loss)
d
...................... 1.07% 1.25% 2.41% 1.07% (0.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $11 $10 $11
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.02 $11.66 $11.16 $13.98 $11.11
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.21 0.31 0.13 0.10
Net realized and unrealized gains (losses) ........... 1.01 2.35 0.88 (1.17) 3.15
Total from investment operations .................... 1.18 2.56 1.19 (1.04) 3.25
Less distributions from:
Net investment income .......................... (0.16) (0.20) (0.20) (0.74) (0.11)
Net realized gains ............................. — — (0.49) (1.04) (0.27)
Total distributions ............................... (0.16) (0.20) (0.69) (1.78) (0.38)
Net asset value, end of year ....................... $15.04 $14.02 $11.66 $11.16 $13.98
Total return .................................... 8.51% 22.17% 11.65% (9.07)% 29.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 1.02% 1.36% 1.64% 2.45%
Expenses net of waiver and payments by affiliates
d
...... (0.06)%
e
(0.06)%
e
(0.07)%
e
(0.07)%
e
0.01%
f
Net investment income
c
........................... 1.17% 1.69% 2.89% 1.06% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $4,458 $1,664 $1,648 $1,909 $1,487
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invest.
e
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
f
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.96 $11.60 $11.11 $13.94 $11.08
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.15 0.14 0.26 0.10 0.09
Net realized and unrealized gains (losses) ........... 1.01 2.41 0.92 (1.16) 3.15
Total from investment operations .................... 1.16 2.55 1.18 (1.06) 3.24
Less distributions from:
Net investment income .......................... (0.15) (0.19) (0.20) (0.73) (0.11)
Net realized gains ............................. — — (0.49) (1.04) (0.27)
Total distributions ............................... (0.15) (0.19) (0.69) (1.77) (0.38)
Net asset value, end of year ....................... $14.97 $13.96 $11.60 $11.11 $13.94
Total return .................................... 8.40% 22.19% 11.52% (9.23)% 29.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 1.12% 1.46% 1.74% 2.53%
Expenses net of waiver and payments by affiliates
d
...... 0.04% 0.04% 0.03% 0.03% 0.09%
e
Net investment income
c
........................... 1.07% 1.13% 2.40% 0.85% 0.67%
Supplemental data
Net assets, end of year (000’s) ..................... $47,093 $28,999 $12,740 $7,863 $3,705
Portfolio turnover rate ............................ 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 128 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 69.6%
a
Putnam Sustainable Future ETF ........................................ 630,294 $ 16,335,582
a
Putnam Sustainable Leaders ETF ....................................... 942,681 32,440,010
48,775,592
Domestic Fixed Income 7.8%
a
Putnam ESG Core Bond ETF .......................................... 67,959 3,306,253
a
Putnam ESG High Yield ETF ........................................... 25,256 1,307,344
a
Putnam ESG Ultra Short ETF .......................................... 16,439 832,471
5,446,068
Foreign Equity 22.2%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 160,065 3,946,226
a
Putnam PanAgora ESG International Equity ETF ............................ 444,370 11,664,313
15,610,539
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 62,383,828 ) ................................................................
69,832,199
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 241,717 241,717
Total Money Market Funds (Cost $ 241,717 ) .....................................
241,717
Total Short Term Investments (Cost $ 241,717 ) ..................................
241,717
a
Total Investments (Cost $ 62,625,545 ) 99.9% ....................................
$70,073,916
Other Assets, less Liabilities 0.1% .............................................
38,124
Net Assets 100.0% ...........................................................
$70,112,040
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.48 $10.33 $9.72 $11.34 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.09 0.09 0.18 0.05 (0.02)
Net realized and unrealized gains (losses) ........... 0.93 2.19 0.86 (1.04) 1.36
Total from investment operations .................... 1.02 2.28 1.04 (0.99) 1.34
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.19) (0.53) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.46) (0.13) (0.43) (0.63) —
Net asset value, end of year ....................... $13.04 $12.48 $10.33 $9.72 $11.34
Total return
e
................................... 8.37% 22.28% 11.38% (9.42)% 13.40%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 12.18% 11.76% 17.58% 41.83% 81.16%
Expenses net of waiver and payments by affiliates
g
...... 0.28% 0.28% 0.28% 0.28% 0.18%
Net investment income (loss)
d
...................... 0.76% 0.85% 1.90% 0.52% (0.17)%
Supplemental data
Net assets, end of year (000’s) ..................... $305 $315 $183 $57 $18
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.35 $10.24 $9.64 $11.29 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... —
e
0.02 0.14 (0.03) (0.07)
Net realized and unrealized gains (losses) ........... 0.90 2.16 0.82 (1.03) 1.36
Total from investment operations .................... 0.90 2.18 0.96 (1.06) 1.29
Less distributions from:
Net investment income .......................... (0.03) (0.07) (0.12) (0.49) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.36) (0.07) (0.36) (0.59) —
Net asset value, end of year ....................... $12.89 $12.35 $10.24 $9.64 $11.29
Total return
f
.................................... 7.50% 21.39% 10.54% (10.05)% 12.90%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 12.93% 12.51% 18.33% 42.58% 81.59%
Expenses net of waiver and payments by affiliates
h
...... 1.03% 1.03% 1.03% 1.03% 0.61%
Net investment income (loss)
d
...................... 0.01% 0.15% 1.44% (0.32)% (0.60)%
Supplemental data
Net assets, end of year (000’s) ..................... $394 $400 $262 $180 $84
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable. Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.49 $10.34 $9.70 $11.32 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.04 0.06 0.16 0.04 (0.04)
Net realized and unrealized gains (losses) ........... 0.93 2.18 0.85 (1.09) 1.36
Total from investment operations .................... 0.97 2.24 1.01 (1.05) 1.32
Less distributions from:
Net investment income .......................... (0.07) (0.09) (0.13) (0.47) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.40) (0.09) (0.37) (0.57) —
Net asset value, end of year ....................... $13.06 $12.49 $10.34 $9.70 $11.32
Total return
e
................................... 7.96% 21.78% 11.02% (9.89)% 13.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 12.57% 12.16% 17.98% 42.23% 81.39%
Expenses net of waiver and payments by affiliates
g
...... 0.68% 0.68% 0.68% 0.68% 0.41%
Net investment income (loss)
d
...................... 0.36% 0.51% 1.71% 0.41% (0.40)%
Supplemental data
Net assets, end of year (000’s) ..................... $14 $14 $11 $10 $11
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.52 $10.36 $9.72 $11.33 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.08 0.08 0.19 0.07 (0.03)
Net realized and unrealized gains (losses) ........... 0.91 2.19 0.84 (1.08) 1.36
Total from investment operations .................... 0.99 2.27 1.03 (1.01) 1.33
Less distributions from:
Net investment income .......................... (0.10) (0.11) (0.15) (0.50) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.43) (0.11) (0.39) (0.60) —
Net asset value, end of year ....................... $13.08 $12.52 $10.36 $9.72 $11.33
Total return
e
................................... 8.13% 22.10% 11.29% (9.58)% 13.30%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 12.32% 11.91% 17.73% 41.98% 81.24%
Expenses net of waiver and payments by affiliates
g
...... 0.43% 0.43% 0.43% 0.43% 0.26%
Net investment income (loss)
d
...................... 0.61% 0.76% 1.96% 0.66% (0.25)%
Supplemental data
Net assets, end of year (000’s) ..................... $17 $14 $11 $10 $11
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.54 $10.37 $9.74 $11.35 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.11 0.11 0.21 0.10 (0.01)
Net realized and unrealized gains (losses) ........... 0.92 2.20 0.84 (1.08) 1.36
Total from investment operations .................... 1.03 2.31 1.05 (0.98) 1.35
Less distributions from:
Net investment income .......................... (0.13) (0.14) (0.18) (0.53) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.46) (0.14) (0.42) (0.63) —
Net asset value, end of year ....................... $13.11 $12.54 $10.37 $9.74 $11.35
Total return
e
................................... 8.46% 22.46% 11.47% (9.35)% 13.50%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 12.07% 11.66% 17.48% 41.73% 81.10%
Expenses net of waiver and payments by affiliates
g
...... 0.18% 0.18% 0.18% 0.18% 0.12%
Net investment income (loss)
d
...................... 0.86% 1.00% 2.21% 0.91% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $14 $11 $10 $11
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.13 0.13 0.23 0.11 (—)
e
Net realized and unrealized gains (losses) ........... 0.92 2.19 0.83 (1.08) 1.36
Total from investment operations .................... 1.05 2.32 1.06 (0.97) 1.36
Less distributions from:
Net investment income .......................... (0.15) (0.15) (0.19) (0.54) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.48) (0.15) (0.43) (0.64) —
Net asset value, end of year ....................... $13.12 $12.55 $10.38 $9.75 $11.36
Total return
f
.................................... 8.62% 22.59% 11.63% (9.21)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 11.92% 11.51% 17.33% 41.58% 81.01%
Expenses net of waiver and payments by affiliates
h
...... 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income (loss)
d
...................... 1.01% 1.15% 2.36% 1.06% (0.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $26 $14 $12 $10 $11
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.56 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income
c ,d
........................ 0.14 0.17 0.27 0.07 —
e
Net realized and unrealized gains (losses) ........... 0.92 2.17 0.80 (1.02) 1.36
Total from investment operations .................... 1.06 2.34 1.07 (0.95) 1.36
Less distributions from:
Net investment income .......................... (0.16) (0.16) (0.20) (0.56) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.49) (0.16) (0.44) (0.66) —
Net asset value, end of year ....................... $13.13 $12.56 $10.38 $9.75 $11.36
Total return
f
.................................... 8.71% 22.81% 11.76% (9.11)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 11.82% 11.41% 17.23% 41.48% 80.95%
Expenses net of waiver and payments by affiliates
h, i
...... (0.07)% (0.07)% (0.07)% (0.07)% (0.03)%
Net investment income
d
........................... 1.11% 1.59% 2.84% 0.67% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $171 $167 $189 $122 $26
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.55 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income (loss)
c ,d
.................... 0.13 0.13 0.23 0.11 (—)
e
Net realized and unrealized gains (losses) ........... 0.92 2.19 0.83 (1.08) 1.36
Total from investment operations .................... 1.05 2.32 1.06 (0.97) 1.36
Less distributions from:
Net investment income .......................... (0.15) (0.15) (0.19) (0.54) —
Net realized gains ............................. (0.33) — (0.24) (0.10) —
Total distributions ............................... (0.48) (0.15) (0.43) (0.64) —
Net asset value, end of year ....................... $13.12 $12.55 $10.38 $9.75 $11.36
Total return
f
.................................... 8.62% 22.58% 11.65% (9.21)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 11.92% 11.51% 17.33% 41.58% 81.01%
Expenses net of waiver and payments by affiliates
h
...... 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income (loss)
d
...................... 1.01% 1.15% 2.43% 1.03% (0.02)%
Supplemental data
Net assets, end of year (000’s) ..................... $16 $14 $12 $11 $11
Portfolio turnover rate ............................ 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments, July 31, 2025
Putnam Sustainable Retirement 2065 Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Domestic Equity 71.9%
a
Putnam Sustainable Future ETF ........................................ 8,913 $ 231,002
a
Putnam Sustainable Leaders ETF ....................................... 13,301 457,721
688,723
Domestic Fixed Income 4.4%
a
Putnam ESG Core Bond ETF .......................................... 519 25,250
a
Putnam ESG High Yield ETF ........................................... 199 10,301
a
Putnam ESG Ultra Short ETF .......................................... 130 6,583
42,134
Foreign Equity 22.9%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 2,253 55,545
a
Putnam PanAgora ESG International Equity ETF ............................ 6,255 164,188
219,733
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $ 804,858 )
950,590
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Putnam Government Money Market Fund, Class G , 4.163% ................... 4,811 4,811
Total Money Market Funds (Cost $ 4,811 ) .......................................
4,811
Total Short Term Investments (Cost $ 4,811 ) ....................................
4,811
a
Total Investments (Cost $ 809,669 ) 99.7% .......................................
$955,401
Other Assets, less Liabilities 0.3% .............................................
2,684
Net Assets 100.0% ...........................................................
$958,085
See Abbreviations on page 128 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Not e 3f) ......... $436,903,418 $201,023,618 $— $—
Cost - Non-controlled affiliates (Not e 3f) ..... 175,541,012 179,356,558 321,161,664 328,056,422
Value - Controlled affiliates (Not e 3f) ........ 438,005,942 200,449,641 — —
Value - Non-controlled affiliates (Not e 3f) ..... 201,950,047 202,752,720 356,615,604 376,337,307
Cash ................................. 131,500 — — —
Receivables:
Capital shares sold ..................... 461,965 3,841,671 905,721 1,455,696
Dividends and interest .................. 4,844 4,700 3,132 3,730
Affiliates ............................. 108,513 — 5,955 7,680
Prepaid expenses ....................... 16,252 16,834 16,711 17,431
Total assets ....................... 640,679,063 407,065,566 357,547,123 377,821,844
Liabilities:
Payables:
Investment securities purchased ........... — 3,117,589 — 869,528
Capital shares redeemed ................ 805,478 569,333 751,663 437,647
Management fees ...................... — 21,432 — —
Distribution fees ....................... 6,087 7,772 10,331 8,875
Transfer agent fees ..................... 52,564 83,322 73,779 77,315
Trustees' fees and expenses .............. 22 76 127 71
Reorganization expense s ................ 170,012 — — —
Accrued expenses and other liabilities ........ 104,879 54,523 56,308 56,170
Total liabilities ...................... 1,139,042 3,854,047 892,208 1,449,606
Net assets, at value .............. $639,540,021 $403,211,519 $356,654,915 $376,372,238
Net assets consist of:
Paid-in capital .......................... $671,749,274 $392,504,306 $325,293,374 $331,832,506
Total distributable earnings (losses) .......... (32,209,253) 10,707,213 31,361,541 44,539,732
Net assets, at value .............. $639,540,021 $403,211,519 $356,654,915 $376,372,238

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Class A:
Net assets, at value .................... $41,824,341 $27,384,674 $34,774,980 $33,776,553
Shares outstanding ..................... 2,491,874 1,271,098 1,474,835 1,400,438
Net asset value per share
a,b
............... $16.78 $21.54 $23.58 $24.12
Maximum offering price per share (net asset
value per share ÷ 96.00%, 94.25%, 94.25% and
94.25%, respectively)
b
................... $17.48 $22.85 $25.02 $25.59
Class C:
Net assets, at value .................... $1,333,917 $663,212 $1,249,163 $941,754
Shares outstanding ..................... 81,728 34,040 62,056 47,588
Net asset value and maximum offering price per
share
a,b
.............................. $16.32 $19.48 $20.13 $19.79
Class R:
Net assets, at value .................... $1,251,351 $71,360 $770,398 $7,183
Shares outstanding ..................... 74,692 3,600 34,924 276
Net asset value and maximum offering price per
share
b
............................... $16.75 $19.82 $22.06 $26.06
Class R3:
Net assets, at value .................... $4,612,995 $6,280,079 $7,144,936 $4,171,138
Shares outstanding ..................... 273,729 240,966 239,888 135,127
Net asset value and maximum offering price per
share
b
............................... $16.85 $26.06 $29.78 $30.87
Class R4:
Net assets, at value .................... $1,093,642 $2,835,094 $1,241,353 $478,289
Shares outstanding ..................... 64,782 108,635 41,653 15,476
Net asset value and maximum offering price per
share
b
............................... $16.88 $26.10 $29.80 $30.91
Class R5:
Net assets, at value .................... $11,604 $12,282 $13,146 $13,742
Shares outstanding ..................... 688 470 441 445
Net asset value and maximum offering price per
share
b
............................... $16.86 $26.11 $29.84 $30.91
Class R6:
Net assets, at value .................... $2,786,924 $3,279,677 $5,238,435 $3,472,101
Shares outstanding ..................... 165,287 125,506 175,445 112,213
Net asset value and maximum offering price per
share
b
............................... $16.86 $26.13 $29.86 $30.94
Class Y:
Net assets, at value .................... $586,625,247 $362,685,141 $306,222,504 $333,511,478
Shares outstanding ..................... 34,785,970 13,923,946 10,276,125 10,814,627
Net asset value and maximum offering price per
share
b
............................... $16.86 $26.05 $29.80 $30.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $11,644,035 $— $— $—
Cost - Non-controlled affiliates (Note 3f) ..... 253,727,250 199,501,911 131,764,015 62,625,545
Value - Controlled affiliates (Note 3f) ........ 13,719,008 — — —
Value - Non-controlled affiliates (Note 3f) ..... 293,208,371 233,938,513 152,579,136 70,073,916
Receivables:
Capital shares sold ..................... 570,460 599,927 476,021 131,085
Dividends ............................ 2,226 3,045 1,930 810
Affiliates ............................. 20,877 — 32,915 35,012
Prepaid expenses ....................... 17,012 22,572 19,574 18,560
Total assets ....................... 307,537,954 234,564,057 153,109,576 70,259,383
Liabilities:
Payables:
Capital shares redeemed ................ 421,100 525,198 159,586 86,571
Management fees ...................... — 2,367 — —
Distribution fees ....................... 9,152 8,639 8,644 4,061
Transfer agent fees ..................... 63,007 47,599 31,863 13,380
Reports to shareholders fees ............. 35,350 34,825 31,546 25,940
Professional fees ...................... 14,050 14,143 14,339 14,504
Trustees' fees and expenses .............. 31 127 77 6
Accrued expenses and other liabilities ........ 7,895 6,439 5,207 2,881
Total liabilities ...................... 550,585 639,337 251,262 147,343
Net assets, at value .............. $306,987,369 $233,924,720 $152,858,314 $70,112,040
Net assets consist of:
Paid-in capital .......................... $268,096,428 $200,878,012 $131,779,468 $61,265,781
Total distributable earnings (losses) .......... 38,890,941 33,046,708 21,078,846 8,846,259
Net assets, at value .............. $306,987,369 $233,924,720 $152,858,314 $70,112,040

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Class A:
Net assets, at value .................... $34,896,600 $32,977,920 $33,299,177 $17,958,163
Shares outstanding ..................... 1,518,695 1,475,394 2,347,409 1,206,656
Net asset value per share
a,b
............... $22.98 $22.35 $14.19 $14.88
Maximum offering price per share (net asset
value per share ÷ 94.25%)
b
............... $24.38 $23.71 $15.06 $15.79
Class C:
Net assets, at value .................... $928,459 $1,086,964 $620,205 $287,567
Shares outstanding ..................... 48,532 51,302 45,353 19,678
Net asset value and maximum offering price per
share
a,b
.............................. $19.13 $21.19 $13.68 $14.61
Class R:
Net assets, at value .................... $47,473 $212,118 $96,714 $22,764
Shares outstanding ..................... 1,918 9,734 6,607 1,519
Net asset value and maximum offering price per
share
b
............................... $24.74 $21.79 $14.64 $14.99
Class R3:
Net assets, at value .................... $4,231,526 $2,810,615 $4,799,265 $67,649
Shares outstanding ..................... 137,120 126,188 335,385 4,505
Net asset value and maximum offering price per
share
b
............................... $30.86 $22.27 $14.31 $15.02
Class R4:
Net assets, at value .................... $1,050,333 $384,138 $562,565 $209,892
Shares outstanding ..................... 34,005 17,221 39,203 14,003
Net asset value and maximum offering price per
share
b
............................... $30.89 $22.31 $14.35 $14.99
Class R5:
Net assets, at value .................... $16,517 $14,477 $14,780 $15,058
Shares outstanding ..................... 534 648 1,029 1,002
Net asset value and maximum offering price per
share
b
............................... $30.93 $22.33 $14.37 $15.03
Class R6:
Net assets, at value .................... $4,418,499 $3,877,152 $4,226,839 $4,458,270
Shares outstanding ..................... 142,743 173,542 293,929 296,349
Net asset value and maximum offering price per
share
b
............................... $30.95 $22.34 $14.38 $15.04
Class Y:
Net assets, at value .................... $261,397,962 $192,561,336 $109,238,769 $47,092,677
Shares outstanding ..................... 8,451,277 8,631,948 7,581,405 3,146,292
Net asset value and maximum offering price per
share
b
............................... $30.93 $22.31 $14.41 $14.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Retirement
2065 Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Not e 3f) ........................................................ $809,669
Value - Non-controlled affiliates (Not e 3f) ........................................................ 955,401
Receivables:
Capital shares sold ........................................................................ 457
Dividends ............................................................................... 23
Affiliates ................................................................................ 47,284
Prepaid expenses .......................................................................... 20,118
Total assets .......................................................................... 1,023,283
Liabilities:
Payables:
Distribution fees .......................................................................... 408
Transfer agent fees ........................................................................ 177
Reports to shareholders fees ................................................................ 19,207
Professional fees ......................................................................... 13,459
Accrued expenses and other liabilities ........................................................... 31,947
Total liabilities ......................................................................... 65,198
Net assets, at value ................................................................. $958,085
Net assets consist of:
Paid-in capital ............................................................................. $729,401
Total distributable earnings (losses) ............................................................. 228,684
Net assets, at value ................................................................. $958,085

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2065 Fund
Class A:
Net assets, at value ....................................................................... $305,296
Shares outstanding ........................................................................ 23,412
Net asset value per share
a,b
.................................................................. $13.04
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $13.84
Class C:
Net assets, at value ....................................................................... $393,557
Shares outstanding ........................................................................ 30,528
Net asset value and maximum offering price per share
a,b
............................................ $12.89
Class R:
Net assets, at value ....................................................................... $14,418
Shares outstanding ........................................................................ 1,104
Net asset value and maximum offering price per share
b
............................................. $13.06
Class R3:
Net assets, at value ....................................................................... $17,428
Shares outstanding ........................................................................ 1,332
Net asset value and maximum offering price per share
b
............................................. $13.08
Class R4:
Net assets, at value ....................................................................... $14,679
Shares outstanding ........................................................................ 1,120
Net asset value and maximum offering price per share
b
............................................. $13.11
Class R5:
Net assets, at value ....................................................................... $25,860
Shares outstanding ........................................................................ 1,971
Net asset value and maximum offering price per share
b
............................................. $13.12
Class R6:
Net assets, at value ....................................................................... $170,793
Shares outstanding ........................................................................ 13,009
Net asset value and maximum offering price per share
b
............................................. $13.13
Class Y:
Net assets, at value ....................................................................... $16,054
Shares outstanding ........................................................................ 1,224
Net asset value and maximum offering price per share
b
............................................. $13.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Operations
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Investment income:
Dividends:
Controlled affiliates (Not e 3f) .............. $6,992,853 $7,347,571 $— $—
Non-controlled affiliates (Not e 3f) .......... 986,670 3,497,484 7,563,524 6,373,743
Total investment income ................ 7,979,523 10,845,055 7,563,524 6,373,743
Expenses:
Management fees (Note 3 a ) ................ 999,712 1,678,897 1,577,361 1,626,356
Distribution fees: (Note 3c )
    Class A ............................. 55,291 67,732 87,869 80,311
    Class B ............................. 29 19 52 94
    Class C ............................. 5,865 7,047 12,148 9,120
    Class R ............................. 2,764 316 3,557 107
    Class R3 ............................ 3,222 15,961 17,081 8,921
Transfer agent fees: (Note 3e )
    Class A ............................. 27,671 33,907 44,003 40,216
    Class B ............................. 4 2 7 12
    Class C ............................. 733 882 1,520 1,141
    Class R ............................. 1,521 174 1,958 59
    Class R3 ............................ 3,547 17,576 18,810 9,818
    Class R4 ............................ 423 7,792 3,076 1,582
    Class R5 ............................ 14 15 16 17
    Class R6 ............................ 192 822 1,157 429
    Class Y ............................. 240,033 387,174 340,654 358,341
Custodian fees .......................... 331 509 484 469
Reports to shareholders fees ............... 24,990 26,158 25,255 26,570
Registration and filing fees ................. 73,047 78,738 81,674 82,977
Professional fees ........................ 131,048 23,969 23,339 23,686
Trustees' fees and expenses ............... 2,043 3,600 3,229 3,362
Other ................................. 73,838 3,106 3,364 3,162
Total expenses ...................... 1,646,318 2,354,396 2,246,614 2,276,750
Expenses waived/paid by affiliates (Not e 3f
and 3g) ........................... (1,180,219) (1,688,480) (1,745,931) (1,890,719)
Net expenses ...................... 466,099 665,916 500,683 386,031
Net investment income ............. 7,513,424 10,179,139 7,062,841 5,987,712
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Not e 3f) ............ (33,679) (232,752) — —
Non-controlled affiliates (Not e 3f) ......... 2,706,575 9,800,515 10,104,451 7,887,081
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Not e 3f) ......... 153,126 377,681 539,251 803,117
Net realized gain (loss) ............... 2,826,022 9,945,444 10,643,702 8,690,198
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Not e 3f) ............ 545,153 (1,292,739) — —
Non-controlled affiliates (Not e 3f) ......... (338,397) (604,501) 1,267,104 7,795,510
Net change in unrealized appreciation
(depreciation) ...................... 206,756 (1,897,240) 1,267,104 7,795,510
Net realized and unrealized gain (loss) ......... 3,032,778 8,048,204 11,910,806 16,485,708
Net increase (decrease) in net assets resulting from
operations ............................... $10,546,202 $18,227,343 $18,973,647 $22,473,420

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Investment income:
Dividends:
Controlled affiliates (Not e 3f) .............. $164,262 $— $— $—
Non-controlled affiliates (Not e 3f) .......... 4,293,214 3,008,830 1,642,161 599,512
Total investment income ................ 4,457,476 3,008,830 1,642,161 599,512
Expenses:
Management fees (Note 3 a ) ................ 1,346,964 1,044,013 672,473 293,103
Distribution fees: (Note 3c )
    Class A ............................. 82,302 73,166 72,302 35,817
    Class B ............................. 50 15 35 20
    Class C ............................. 9,448 10,755 6,172 2,866
    Class R ............................. 240 1,026 474 108
    Class R3 ............................ 9,746 6,368 10,681 165
Transfer agent fees: (Note 3e )
    Class A ............................. 41,206 36,637 36,206 17,942
    Class B ............................. 6 2 4 3
    Class C ............................. 1,182 1,345 772 359
    Class R ............................. 132 566 261 59
    Class R3 ............................ 10,729 7,012 11,759 182
    Class R4 ............................ 2,761 913 1,443 491
    Class R5 ............................ 18 17 18 18
    Class R6 ............................ 600 714 387 489
    Class Y ............................. 278,909 205,812 113,730 46,829
Custodian fees .......................... 385 293 181 72
Reports to shareholders fees ............... 26,216 25,991 24,404 21,282
Registration and filing fees ................. 85,768 65,029 82,468 78,326
Professional fees ........................ 22,654 21,705 20,749 19,727
Trustees' fees and expenses ............... 2,681 2,139 1,384 582
Other ................................. 3,377 2,439 4,600 3,874
Total expenses ...................... 1,925,374 1,505,957 1,060,503 522,314
Expenses waived/paid by affiliates (Not e 3f
and 3g) ........................... (1,643,851) (1,305,124) (909,573) (465,683)
Net expenses ...................... 281,523 200,833 150,930 56,631
Net investment income ............. 4,175,953 2,807,997 1,491,231 542,881

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Not e 3f) ............ 419,582 — — —
Non-controlled affiliates (Not e 3f) ......... 6,073,844 5,245,549 3,685,945 1,943,682
Capital gain distributions from Underlying Funds:
Controlled affiliates (Not e 3f) ............ 162,348 — — —
Non-controlled affiliates (Not e 3f) ......... 652,873 676,589 446,203 199,631
Net realized gain (loss) ............... 7,308,647 5,922,138 4,132,148 2,143,313
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Not e 3f) ............ 1,305,085 — — —
Non-controlled affiliates (Not e 3f) ......... 7,114,210 6,964,590 4,756,448 1,981,261
Net change in unrealized appreciation
(depreciation) ...................... 8,419,295 6,964,590 4,756,448 1,981,261
Net realized and unrealized gain (loss) ......... 15,727,942 12,886,728 8,888,596 4,124,574
Net increase (decrease) in net assets resulting from
operations ............................... $19,903,895 $15,694,725 $10,379,827 $4,667,455

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2065 Fund
Investment income:
Dividends:
Non-controlled affiliates (Not e 3f) ............................................................. $9,768
Expenses:
Management fees (Note 3 a ) ................................................................... 5,161
Distribution fees: (Note 3c )
    Class A ................................................................................ 800
    Class C ................................................................................ 4,040
    Class R ................................................................................ 69
    Class R3 ............................................................................... 37
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 400
    Class C ................................................................................ 505
    Class R ................................................................................ 38
    Class R3 ............................................................................... 40
    Class R4 ............................................................................... 39
    Class R5 ............................................................................... 23
    Class R6 ............................................................................... 35
    Class Y ................................................................................ 18
Custodian fees ............................................................................. 2
Reports to shareholders fees .................................................................. 17,046
Registration and filing fees .................................................................... 66,847
Professional fees ........................................................................... 17,773
Trustees' fees and expenses .................................................................. 8
Other .................................................................................... 3,959
Total expenses ......................................................................... 116,840
Expenses waived/paid by affiliates (Not e 3f and 3g) .............................................. (111,671)
Net expenses ......................................................................... 5,169
Net investment income ................................................................ 4,599
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Not e 3f) ............................................................ 92,428
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Not e 3f) ............................................................ 3,741
Net realized gain (loss) .................................................................. 96,169
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Not e 3f) ............................................................ (26,912)
Net realized and unrealized gain (loss) ............................................................ 69,257
Net increase (decrease) in net assets resulting from operations .......................................... $73,856

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Sustainable Retirement Maturity
Fund Putnam Sustainable Retirement 2030 Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,513,424 $7,945,251 $10,179,139 $8,088,780
Net realized gain (loss) ............ 2,826,022 2,701,531 9,945,444 7,723,901
Net change in unrealized appreciation
(depreciation) ................. 206,756 10,338,654 (1,897,240) 18,030,333
Net increase (decrease) in net
assets resulting from operations . 10,546,202 20,985,436 18,227,343 33,843,014
Distributions to shareholders:
Class A ........................ (727,931) (896,397) (761,609) (696,083)
Class B ........................ (57) (1,529) — (555)
Class C ........................ (14,789) (26,620) (15,739) (20,463)
Class R ........................ (16,204) (19,204) (802) (13,200)
Class R3 ....................... (39,476) (54,672) (135,856) (139,317)
Class R4 ....................... (4,665) (5,500) (65,803) (65,434)
Class R5 ....................... (397) (427) (300) (293)
Class R6 ....................... (30,202) (58,223) (138,095) (336,190)
Class Y ........................ (6,713,366) (6,939,429) (7,555,746) (5,459,175)
Total distributions to shareholders ..... (7,547,087) (8,002,001) (8,673,950) (6,730,710)
Capital share transactions: (Note 2 )
Class A ........................ 17,991,363 (1,660,901) 1,696,407 (102,040)
Class B ........................ (31,811) (45,987) (21,587) (56,082)
Class C ........................ 548,516 (151,538) (95,102) (88,923)
Class R ........................ 642,940 30,175 10,710 (391,632)
Class R3 ....................... 3,205,881 (254,199) (621,127) (53,631)
Class R4 ....................... 964,619 (44,240) (122,402) (356,109)
Class R5 ....................... (87) 236 — 293
Class R6 ....................... 1,865,945 (774,830) (2,051,868) (7,663,092)
Class Y ........................ 407,488,904 (12,232,975) 100,379,950 37,405,733
Total capital share transactions ....... 432,676,270 (15,134,259) 99,174,981 28,694,517
Net increase (decrease) in net
assets ..................... 435,675,385 (2,150,824) 108,728,374 55,806,821
Net assets:
Beginning of year .................. 203,864,636 206,015,460 294,483,145 238,676,324
End of year ...................... $639,540,021 $203,864,636 $403,211,519 $294,483,145

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Sustainable Retirement 2035 Fund Putnam Sustainable Retirement 2040 Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,062,841 $5,752,118 $5,987,712 $4,865,418
Net realized gain (loss) ............ 10,643,702 6,957,463 8,690,198 6,381,586
Net change in unrealized appreciation
(depreciation) ................. 1,267,104 25,029,895 7,795,510 28,906,067
Net increase (decrease) in net
assets resulting from operations . 18,973,647 37,739,476 22,473,420 40,153,071
Distributions to shareholders:
Class A ........................ (818,746) (547,405) (658,314) (384,255)
Class B ........................ — (2,461) — (1,630)
Class C ........................ (22,438) (24,637) (14,568) (17,497)
Class R ........................ (15,247) (12,770) — (3,098)
Class R3 ....................... (104,449) (99,333) (43,308) (41,092)
Class R4 ....................... (20,297) (16,234) (9,711) (8,622)
Class R5 ....................... (248) (236) (217) (218)
Class R6 ....................... (157,641) (265,365) (32,707) (183,707)
Class Y ........................ (5,256,653) (3,816,612) (4,696,537) (3,640,165)
Total distributions to shareholders ..... (6,395,719) (4,785,053) (5,455,362) (4,280,284)
Capital share transactions: (Note 2 )
Class A ........................ 3,381,114 5,029,346 6,692,038 6,168,785
Class B ........................ (55,870) (115,082) (98,437) (207,502)
Class C ........................ (27,946) (114,801) 5,942 (98,759)
Class R ........................ 99,292 21,617 (88,252) (89,300)
Class R3 ....................... 209,061 429,162 520,192 (112,127)
Class R4 ....................... 170,495 (35,508) (59,588) (297,150)
Class R5 ....................... — 236 — 218
Class R6 ....................... (2,381,487) (5,582,776) 1,505,688 (7,216,121)
Class Y ........................ 58,536,207 50,939,554 78,571,858 34,766,445
Total capital share transactions ....... 59,930,866 50,571,748 87,049,441 32,914,489
Net increase (decrease) in net
assets ..................... 72,508,794 83,526,171 104,067,499 68,787,276
Net assets:
Beginning of year .................. 284,146,121 200,619,950 272,304,739 203,517,463
End of year ...................... $356,654,915 $284,146,121 $376,372,238 $272,304,739

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Sustainable Retirement 2045 Fund Putnam Sustainable Retirement 2050 Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,175,953 $3,087,255 $2,807,997 $2,080,653
Net realized gain (loss) ............ 7,308,647 3,747,285 5,922,138 2,732,413
Net change in unrealized appreciation
(depreciation) ................. 8,419,295 24,556,528 6,964,590 20,438,918
Net increase (decrease) in net
assets resulting from operations . 19,903,895 31,391,068 15,694,725 25,251,984
Distributions to shareholders:
Class A ........................ (605,824) (276,201) (364,749) (128,127)
Class B ........................ — (3,547) — (233)
Class C ........................ (13,441) (17,613) (3,886) (10,461)
Class R ........................ (103) (1,413) (2,434) (411)
Class R3 ....................... (41,951) (42,626) (24,349) (27,025)
Class R4 ....................... (13,109) (12,836) (4,166) (3,690)
Class R5 ....................... (195) (203) (188) (205)
Class R6 ....................... (52,589) (92,904) (62,082) (97,859)
Class Y ........................ (3,208,388) (2,311,767) (2,261,681) (1,800,828)
Total distributions to shareholders ..... (3,935,600) (2,759,110) (2,723,535) (2,068,839)
Capital share transactions: (Note 2 )
Class A ........................ 5,967,068 11,870,336 9,358,669 12,053,762
Class B ........................ (53,337) (245,578) (16,808) (76,581)
Class C ........................ (85,041) (40,036) (74,307) (137,255)
Class R ........................ (65,382) 23,189 66,164 (35,965)
Class R3 ....................... 110,109 468,590 133,910 247,393
Class R4 ....................... 40,203 57,024 97,945 (20,206)
Class R5 ....................... 2,217 203 — 205
Class R6 ....................... 715,258 (2,192,077) (697,248) (1,745,220)
Class Y ........................ 65,901,472 40,915,845 44,151,968 31,337,424
Total capital share transactions ....... 72,532,567 50,857,496 53,020,293 41,623,557
Net increase (decrease) in net
assets ..................... 88,500,862 79,489,454 65,991,483 64,806,702
Net assets:
Beginning of year .................. 218,486,507 138,997,053 167,933,237 103,126,535
End of year ...................... $306,987,369 $218,486,507 $233,924,720 $167,933,237

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Sustainable Retirement 2055 Fund Putnam Sustainable Retirement 2060 Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,491,231 $928,734 $542,881 $264,245
Net realized gain (loss) ............ 4,132,148 1,245,821 2,143,313 724,823
Net change in unrealized appreciation
(depreciation) ................. 4,756,448 12,224,283 1,981,261 4,188,009
Net increase (decrease) in net
assets resulting from operations . 10,379,827 14,398,838 4,667,455 5,177,077
Distributions to shareholders:
Class A ........................ (307,352) (93,478) (128,854) (20,659)
Class B ........................ — (221) — (113)
Class C ........................ (686) (4,078) — (2,436)
Class R ........................ (129) (988) (89) (170)
Class R3 ....................... (35,203) (38,328) (172) (804)
Class R4 ....................... (5,331) (6,159) (1,675) (1,447)
Class R5 ....................... (164) (189) (148) (183)
Class R6 ....................... (23,633) (44,911) (20,693) (31,501)
Class Y ........................ (1,056,853) (832,560) (395,557) (254,071)
Total distributions to shareholders ..... (1,429,351) (1,020,912) (547,188) (311,384)
Capital share transactions: (Note 2 )
Class A ........................ 11,644,515 12,221,641 7,947,746 6,872,873
Class B ........................ (36,298) (19,505) (20,329) 113
Class C ........................ (77,492) (94,465) (40,922) (75,193)
Class R ........................ (38,216) 35,852 — 170
Class R3 ....................... 602,736 307,538 (25,419) 14,135
Class R4 ....................... 32,738 32,820 51,854 42,759
Class R5 ....................... — 189 — 182
Class R6 ....................... 2,297,411 (1,094,461) 2,587,707 (290,315)
Class Y ........................ 29,328,458 22,637,338 15,246,819 12,443,254
Total capital share transactions ....... 43,753,852 34,026,947 25,747,456 19,007,978
Net increase (decrease) in net
assets ..................... 52,704,328 47,404,873 29,867,723 23,873,671
Net assets:
Beginning of year .................. 100,153,986 52,749,113 40,244,317 16,370,646
End of year ...................... $152,858,314 $100,153,986 $70,112,040 $40,244,317

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Sustainable Retirement 2065 Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,599 $6,173
Net realized gain (loss) ................................................. 96,169 54,334
Net change in unrealized appreciation (depreciation) ........................... (26,912) 116,656
Net increase (decrease) in net assets resulting from operations ................ 73,856 177,163
Distributions to shareholders:
Class A ............................................................. (12,619) (2,599)
Class C ............................................................. (12,128) (2,089)
Class R ............................................................. (438) (98)
Class R3 ............................................................ (476) (125)
Class R4 ............................................................ (513) (152)
Class R5 ............................................................ (624) (169)
Class R6 ............................................................ (5,524) (4,090)
Class Y ............................................................. (547) (167)
Total distributions to shareholders .......................................... (32,869) (9,489)
Capital share transactions: (Note 2 )
Class A ............................................................. (22,256) 87,190
Class C ............................................................. (22,017) 70,330
Class R ............................................................. — 98
Class R3 ............................................................ 2,720 125
Class R4 ............................................................ — 152
Class R5 ............................................................ 10,506 169
Class R6 ............................................................ (5,282) (65,443)
Class Y ............................................................. 1,221 167
Total capital share transactions ............................................ (35,108) 92,788
Net increase (decrease) in net assets ................................... 5,879 260,462
Net assets:
Beginning of year ....................................................... 952,206 691,744
End of year ........................................................... $958,085 $952,206

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Target Date Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, nine of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer eight classes of shares: Class A, Class C,
Class R, Class R3, Class R4, Class R5, Class R6 and Class
Y. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
................................... 27,396 $450,257 341,986 $7,263,133
Shares issued in reinvestment of distributions .......... 43,565 722,419 36,584 756,188
Shares issued on reorganizatio n (Note 7) ............. 1,258,247 21,163,714 — —
Shares redeemed ............................... (263,337) (4,345,027) (299,859) (6,322,914)
Net increase (decrease) .......................... 1,065,871 $17,991,363 78,711 $1,696,407
Year ended July 31, 2024
Shares sold
a
................................... 39,459 $621,936 179,348 $3,608,031
Shares issued in reinvestment of distributions .......... 56,377 886,333 35,404 690,737
Shares redeemed ............................... (199,800) (3,169,170) (220,583) (4,400,808)
Net increase (decrease) .......................... (103,964) $(1,660,901) (5,831) $(102,040)
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 4 57 — —
Shares redeemed ............................... (1,974) (31,868) (1,085) (21,587)
Net increase (decrease) .......................... (1,970) $(31,811) (1,085) $(21,587)
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 101 1,529 30 555
Shares redeemed ............................... (3,163) (47,516) (3,145) (56,637)
Net increase (decrease) .......................... (3,062) $(45,987) (3,115) $(56,082)
Class C
Class C Shares:
Year ended July 31, 2025
Shares sold ................................... 863 $13,882 4,135 $79,065
Shares issued in reinvestment of distributions .......... 917 14,789 838 15,739
Shares issued on reorganizatio n (Note 7) ............. 55,848 913,675 — —
Shares redeemed
a
.............................. (24,574) (393,830) (10,020) (189,906)
Net increase (decrease) .......................... 33,054 $548,516 (5,047) $(95,102)
Year ended July 31, 2024
Shares sold ................................... 4,529 $66,661 3,756 $67,139
Shares issued in reinvestment of distributions .......... 1,740 26,620 1,152 20,463
Shares redeemed
a
.............................. (16,022) (244,819) (9,698) (176,525)
Net increase (decrease) .......................... (9,753) $(151,538) (4,790) $(88,923)
Class R

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2025
Shares sold ................................... 4,204 $70,257 531 $10,252
Shares issued in reinvestment of distributions .......... 979 16,204 42 802
Shares issued on reorganizatio n (Note 7) ............. 38,034 638,595 — —
Shares redeemed ............................... (4,873) (82,116) (17) (344)
Net increase (decrease) .......................... 38,344 $642,940 556 $10,710
Year ended July 31, 2024
Shares sold ................................... 829 $13,002 628 $11,187
Shares issued in reinvestment of distributions .......... 1,222 19,204 742 13,200
Shares redeemed ............................... (128) (2,031) (22,463) (416,019)
Net increase (decrease) .......................... 1,923 $30,175 (21,093) $(391,632)
Class R3
Class R3 Shares:
Year ended July 31, 2025
Shares sold ................................... 11,908 $198,500 43,576 $1,122,959
Shares issued in reinvestment of distributions .......... 2,371 39,476 5,428 135,856
Shares issued on reorganizatio n (Note 7) ............. 200,870 3,392,684 — —
Shares redeemed ............................... (25,447) (424,779) (74,142) (1,879,942)
Net increase (decrease) .......................... 189,702 $3,205,881 (25,138) $(621,127)
Year ended July 31, 2024
Shares sold ................................... 11,155 $176,403 28,613 $677,531
Shares issued in reinvestment of distributions .......... 3,462 54,671 5,931 139,317
Shares redeemed ............................... (30,295) (485,273) (37,756) (870,479)
Net increase (decrease) .......................... (15,678) $(254,199) (3,212) $(53,631)
Class R4
Class R4 Shares:
Year ended July 31, 2025
Shares sold ................................... 13,855 $230,581 9,970 $256,784
Shares issued in reinvestment of distributions .......... 280 4,665 2,629 65,803
Shares issued on reorganizatio n (Note 7) ............. 58,835 995,490 — —
Shares redeemed ............................... (16,276) (266,117) (17,570) (444,989)
Net increase (decrease) .......................... 56,694 $964,619 (4,971) $(122,402)
Year ended July 31, 2024
Shares sold ................................... 845 $13,206 5,168 $122,011
Shares issued in reinvestment of distributions .......... 349 5,500 2,787 65,434
Shares redeemed ............................... (4,079) (62,946) (24,529) (543,554)
Net increase (decrease) .......................... (2,885) $(44,240) (16,574) $(356,109)
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class R5 Shares:
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued on reorganizatio n (Note 7) ............. 700 11,833 — —
Shares redeemed ............................... (680) (11,920) — —
Net increase (decrease) .......................... 20 $(87) — $—
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 15 236 12 293
Net increase (decrease) .......................... 15 $236 12 $293
Class R6
Class R6 Shares:
Year ended July 31, 2025
Shares sold ................................... 98,026 $1,639,073 98,766 $2,529,871
Shares issued in reinvestment of distributions .......... 1,808 30,202 5,517 138,095
Shares issued on reorganizatio n (Note 7) ............. 58,025 980,621 — —
Shares redeemed ............................... (47,219) (783,951) (186,490) (4,719,834)
Net increase (decrease) .......................... 110,640 $1,865,945 (82,207) $(2,051,868)
Year ended July 31, 2024
Shares sold ................................... 4,353 $70,008 19,697 $456,612
Shares issued in reinvestment of distributions .......... 3,703 58,223 14,318 336,190
Shares redeemed ............................... (56,499) (903,061) (351,745) (8,455,894)
Net increase (decrease) .......................... (48,443) $(774,830) (317,730) $(7,663,092)
Class Y
Class Y Shares:
Year ended July 31, 2025
Shares sold ................................... 2,985,512 $49,649,667 6,785,105 $173,009,791
Shares issued in reinvestment of distributions .......... 402,998 6,712,025 302,714 7,555,746
Shares issued on reorganizatio n (Note 7) ............. 22,737,382 384,261,760 — —
Shares redeemed ............................... (1,995,708) (33,134,548) (3,151,067) (80,185,587)
Net increase (decrease) .......................... 24,130,184 $407,488,904 3,936,752 $100,379,950
Year ended July 31, 2024
Shares sold ................................... 969,127 $15,421,157 4,717,828 $112,150,414
Shares issued in reinvestment of distributions .......... 439,570 6,939,429 232,999 5,459,175
Shares redeemed ............................... (2,200,804) (34,593,561) (3,399,837) (80,203,856)
Net increase (decrease) .......................... (792,107) $(12,232,975) 1,550,990 $37,405,733
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
................................... 526,942 $12,170,492 628,050 $14,741,851
Shares issued in reinvestment of distributions .......... 35,979 809,886 28,642 654,765
Shares redeemed ............................... (420,811) (9,599,264) (378,037) (8,704,578)
Net increase (decrease) .......................... 142,110 $3,381,114 278,655 $6,692,038
Year ended July 31, 2024
Shares sold
a
................................... 367,327 $7,995,211 393,593 $8,661,279
Shares issued in reinvestment of distributions .......... 26,237 541,006 18,473 380,733
Shares redeemed ............................... (164,963) (3,506,871) (135,287) (2,873,227)
Net increase (decrease) .......................... 228,601 $5,029,346 276,779 $6,168,785
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,796) (55,870) (4,961) (98,437)
Net increase (decrease) .......................... (2,796) $(55,870) (4,961) $(98,437)
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 136 2,461 92 1,630
Shares redeemed ............................... (6,346) (117,543) (12,322) (209,132)
Net increase (decrease) .......................... (6,210) $(115,082) (12,230) $(207,502)
Class C
Class C Shares:
Year ended July 31, 2025
Shares sold ................................... 8,148 $157,872 6,589 $124,541
Shares issued in reinvestment of distributions .......... 1,163 22,438 773 14,568
Shares redeemed
a
.............................. (10,630) (208,256) (6,990) (133,167)
Net increase (decrease) .......................... (1,319) $(27,946) 372 $5,942
Year ended July 31, 2024
Shares sold ................................... 10,276 $184,084 8,375 $146,723
Shares issued in reinvestment of distributions .......... 1,389 24,637 1,026 17,497
Shares redeemed
a
.............................. (18,050) (323,522) (14,863) (262,979)
Net increase (decrease) .......................... (6,385) $(114,801) (5,462) $(98,759)
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2025
Shares sold ................................... 5,039 $110,602 122 $3,017
Shares issued in reinvestment of distributions .......... 722 15,247 — —
Shares redeemed ............................... (1,235) (26,557) (3,590) (91,269)
Net increase (decrease) .......................... 4,526 $99,292 (3,468) $(88,252)
Year ended July 31, 2024
Shares sold ................................... 1,213 $23,825 915 $20,192
Shares issued in reinvestment of distributions .......... 659 12,770 141 3,098
Shares redeemed ............................... (797) (14,978) (4,998) (112,590)
Net increase (decrease) .......................... 1,075 $21,617 (3,942) $(89,300)
Class R3
Class R3 Shares:
Year ended July 31, 2025
Shares sold ................................... 41,600 $1,194,471 28,285 $839,270
Shares issued in reinvestment of distributions .......... 3,670 104,449 1,479 43,308
Shares redeemed ............................... (37,606) (1,089,859) (12,082) (362,386)
Net increase (decrease) .......................... 7,664 $209,061 17,682 $520,192
Year ended July 31, 2024
Shares sold ................................... 34,367 $905,183 19,886 $530,415
Shares issued in reinvestment of distributions .......... 3,832 99,333 1,565 41,092
Shares redeemed ............................... (22,305) (575,354) (27,234) (683,634)
Net increase (decrease) .......................... 15,894 $429,162 (5,783) $(112,127)
Class R4
Class R4 Shares:
Year ended July 31, 2025
Shares sold ................................... 9,451 $274,159 5,324 $159,884
Shares issued in reinvestment of distributions .......... 713 20,267 332 9,711
Shares redeemed ............................... (4,282) (123,931) (7,748) (229,183)
Net increase (decrease) .......................... 5,882 $170,495 (2,092) $(59,588)
Year ended July 31, 2024
Shares sold ................................... 7,223 $191,225 3,895 $103,355
Shares issued in reinvestment of distributions .......... 627 16,234 328 8,622
Shares redeemed ............................... (9,668) (242,967) (16,104) (409,127)
Net increase (decrease) .......................... (1,818) $(35,508) (11,881) $(297,150)
Class R5
Class R5 Shares:
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 10 236 9 218
Net increase (decrease) .......................... 10 $236 9 $218
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended July 31, 2025
Shares sold ................................... 147,408 $4,305,895 105,042 $3,156,738
Shares issued in reinvestment of distributions .......... 5,543 157,641 1,117 32,707
Shares redeemed ............................... (236,847) (6,845,023) (56,165) (1,683,757)
Net increase (decrease) .......................... (83,896) $(2,381,487) 49,994 $1,505,688
Year ended July 31, 2024
Shares sold ................................... 12,729 $327,188 49,602 $1,284,313
Shares issued in reinvestment of distributions .......... 10,246 265,365 7,004 183,707
Shares redeemed ............................... (226,552) (6,175,329) (312,502) (8,684,141)
Net increase (decrease) .......................... (203,577) $(5,582,776) (255,896) $(7,216,121)
Class Y
Class Y Shares:
Year ended July 31, 2025
Shares sold ................................... 4,926,688 $142,303,519 4,639,789 $137,588,922
Shares issued in reinvestment of distributions .......... 185,028 5,256,653 160,895 4,696,537
Shares redeemed ............................... (3,096,224) (89,023,965) (2,151,780) (63,713,601)
Net increase (decrease) .......................... 2,015,492 $58,536,207 2,648,904 $78,571,858
Year ended July 31, 2024
Shares sold ................................... 4,220,973 $111,413,295 3,319,416 $89,000,972
Shares issued in reinvestment of distributions .......... 147,530 3,816,611 139,150 3,640,165
Shares redeemed ............................... (2,450,041) (64,290,352) (2,176,003) (57,874,692)
Net increase (decrease) .......................... 1,918,462 $50,939,554 1,282,563 $34,766,445
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
................................... 504,514 $11,205,130 585,694 $12,573,924
Shares issued in reinvestment of distributions .......... 27,869 603,920 17,357 364,673
Shares redeemed ............................... (267,848) (5,841,982) (167,238) (3,579,928)
Net increase (decrease) .......................... 264,535 $5,967,068 435,813 $9,358,669
Year ended July 31, 2024
Shares sold
a
................................... 685,958 $14,283,675 696,207 $13,946,698
Shares issued in reinvestment of distributions .......... 14,188 274,256 6,872 127,339
Shares redeemed ............................... (133,071) (2,687,595) (101,235) (2,020,275)
Net increase (decrease) .......................... 567,075 $11,870,336 601,844 $12,053,762
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,922) (53,337) (818) (16,808)
Net increase (decrease) .......................... (2,922) $(53,337) (818) $(16,808)
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 218 3,547 13 233
Shares redeemed ............................... (14,518) (249,125) (4,064) (76,814)
Net increase (decrease) .......................... (14,300) $(245,578) (4,051) $(76,581)
Class C
Class C Shares:
Year ended July 31, 2025
Shares sold ................................... 3,612 $66,299 5,601 $112,884
Shares issued in reinvestment of distributions .......... 742 13,441 194 3,886
Shares redeemed
a
.............................. (8,866) (164,781) (9,415) (191,077)
Net increase (decrease) .......................... (4,512) $(85,041) (3,620) $(74,307)
Year ended July 31, 2024
Shares sold ................................... 7,708 $128,895 8,008 $140,901
Shares issued in reinvestment of distributions .......... 1,087 17,613 594 10,461
Shares redeemed
a
.............................. (11,226) (186,544) (15,559) (288,617)
Net increase (decrease) .......................... (2,431) $(40,036) (6,957) $(137,255)
Class R
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2025
Shares sold ................................... 1,463 $34,986 6,426 $136,195
Shares issued in reinvestment of distributions .......... 4 103 119 2,434
Shares redeemed ............................... (4,168) (100,471) (3,455) (72,465)
Net increase (decrease) .......................... (2,701) $(65,382) 3,090 $66,164
Year ended July 31, 2024
Shares sold ................................... 1,098 $22,817 2,847 $53,770
Shares issued in reinvestment of distributions .......... 69 1,413 23 411
Shares redeemed ............................... (46) (1,041) (5,265) (90,146)
Net increase (decrease) .......................... 1,121 $23,189 (2,395) $(35,965)
Class R3
Class R3 Shares:
Year ended July 31, 2025
Shares sold ................................... 27,086 $793,927 18,967 $404,259
Shares issued in reinvestment of distributions .......... 1,441 41,951 1,162 24,349
Shares redeemed ............................... (24,610) (725,769) (13,694) (294,698)
Net increase (decrease) .......................... 3,917 $110,109 6,435 $133,910
Year ended July 31, 2024
Shares sold ................................... 28,785 $756,535 22,016 $419,509
Shares issued in reinvestment of distributions .......... 1,651 42,626 1,464 27,025
Shares redeemed ............................... (12,889) (330,571) (11,173) (199,141)
Net increase (decrease) .......................... 17,547 $468,590 12,307 $247,393
Class R4
Class R4 Shares:
Year ended July 31, 2025
Shares sold ................................... 4,601 $136,302 5,956 $126,650
Shares issued in reinvestment of distributions .......... 450 13,109 191 3,993
Shares redeemed ............................... (3,604) (109,208) (1,543) (32,698)
Net increase (decrease) .......................... 1,447 $40,203 4,604 $97,945
Year ended July 31, 2024
Shares sold ................................... 4,170 $110,611 4,416 $83,370
Shares issued in reinvestment of distributions .......... 498 12,836 200 3,690
Shares redeemed ............................... (2,532) (66,423) (6,022) (107,266)
Net increase (decrease) .......................... 2,136 $57,024 (1,406) $(20,206)
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class R5 Shares:
Year ended July 31, 2025
Shares sold ................................... 79 $2,302 — $—
Shares redeemed ............................... (3) (85) — —
Net increase (decrease) .......................... 76 $2,217 — $—
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 8 203 11 205
Net increase (decrease) .......................... 8 $203 11 $205
Class R6
Class R6 Shares:
Year ended July 31, 2025
Shares sold ................................... 149,977 $4,519,148 149,484 $3,227,772
Shares issued in reinvestment of distributions .......... 1,805 52,589 2,962 62,082
Shares redeemed ............................... (128,908) (3,856,479) (186,443) (3,987,102)
Net increase (decrease) .......................... 22,874 $715,258 (33,997) $(697,248)
Year ended July 31, 2024
Shares sold ................................... 19,204 $513,442 46,199 $886,514
Shares issued in reinvestment of distributions .......... 3,600 92,904 5,301 97,859
Shares redeemed ............................... (104,136) (2,798,423) (140,134) (2,729,593)
Net increase (decrease) .......................... (81,332) $(2,192,077) (88,634) $(1,745,220)
Class Y
Class Y Shares:
Year ended July 31, 2025
Shares sold ................................... 4,001,778 $118,277,144 3,857,177 $82,168,391
Shares issued in reinvestment of distributions .......... 109,747 3,195,832 108,008 2,261,681
Shares redeemed ............................... (1,883,273) (55,571,504) (1,899,183) (40,278,104)
Net increase (decrease) .......................... 2,228,252 $65,901,472 2,066,002 $44,151,968
Year ended July 31, 2024
Shares sold ................................... 2,963,371 $78,594,484 3,240,888 $61,299,101
Shares issued in reinvestment of distributions .......... 89,534 2,311,767 97,606 1,800,828
Shares redeemed ............................... (1,521,760) (39,990,406) (1,671,315) (31,762,505)
Net increase (decrease) .......................... 1,531,145 $40,915,845 1,667,179 $31,337,424
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
................................... 1,169,937 $15,891,956 704,449 $9,973,388
Shares issued in reinvestment of distributions .......... 23,093 307,138 9,250 128,854
Shares redeemed ............................... (335,885) (4,554,579) (153,880) (2,154,496)
Net increase (decrease) .......................... 857,145 $11,644,515 559,819 $7,947,746
Year ended July 31, 2024
Shares sold
a
................................... 1,095,145 $13,722,925 571,820 $7,534,622
Shares issued in reinvestment of distributions .......... 8,002 93,306 1,702 20,659
Shares redeemed ............................... (127,358) (1,594,590) (53,985) (682,408)
Net increase (decrease) .......................... 975,789 $12,221,641 519,537 $6,872,873
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,772) (36,298) (1,484) (20,329)
Net increase (decrease) .......................... (2,772) $(36,298) (1,484) $(20,329)
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 19 221 9 113
Shares redeemed ............................... (1,686) (19,726) — —
Net increase (decrease) .......................... (1,667) $(19,505) 9 $113
Class C
Class C Shares:
Year ended July 31, 2025
Shares sold ................................... 3,885 $50,026 1,770 $24,459
Shares issued in reinvestment of distributions .......... 53 686 — —
Shares redeemed
a
.............................. (9,777) (128,204) (4,615) (65,381)
Net increase (decrease) .......................... (5,839) $(77,492) (2,845) $(40,922)
Year ended July 31, 2024
Shares sold ................................... 7,592 $87,293 2,969 $35,283
Shares issued in reinvestment of distributions .......... 362 4,078 204 2,436
Shares redeemed
a
.............................. (16,571) (185,836) (9,433) (112,912)
Net increase (decrease) .......................... (8,617) $(94,465) (6,260) $(75,193)
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2025
Shares sold ................................... 2,932 $40,529 — $—
Shares issued in reinvestment of distributions .......... 9 129 — —
Shares redeemed ............................... (5,545) (78,874) — —
Net increase (decrease) .......................... (2,604) $(38,216) — $—
Year ended July 31, 2024
Shares sold ................................... 2,932 $35,939 — $—
Shares issued in reinvestment of distributions .......... 82 988 14 170
Shares redeemed ............................... (84) (1,075) — —
Net increase (decrease) .......................... 2,930 $35,852 14 $170
Class R3
Class R3 Shares:
Year ended July 31, 2025
Shares sold ................................... 74,325 $1,019,410 2,495 $35,465
Shares issued in reinvestment of distributions .......... 2,621 35,203 9 122
Shares redeemed ............................... (33,257) (451,877) (4,189) (61,006)
Net increase (decrease) .......................... 43,689 $602,736 (1,685) $(25,419)
Year ended July 31, 2024
Shares sold ................................... 79,763 $952,432 1,978 $24,623
Shares issued in reinvestment of distributions .......... 3,259 38,328 66 804
Shares redeemed ............................... (57,885) (683,222) (857) (11,292)
Net increase (decrease) .......................... 25,137 $307,538 1,187 $14,135
Class R4
Class R4 Shares:
Year ended July 31, 2025
Shares sold ................................... 4,330 $58,939 4,630 $65,838
Shares issued in reinvestment of distributions .......... 386 5,187 110 1,541
Shares redeemed ............................... (2,308) (31,388) (1,096) (15,525)
Net increase (decrease) .......................... 2,408 $32,738 3,644 $51,854
Year ended July 31, 2024
Shares sold ................................... 4,109 $49,446 4,266 $53,407
Shares issued in reinvestment of distributions .......... 523 6,159 118 1,447
Shares redeemed ............................... (1,777) (22,785) (966) (12,095)
Net increase (decrease) .......................... 2,855 $32,820 3,418 $42,759
Class R5
Class R5 Shares:
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Year ended July 31, 2024
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 17 189 15 182
Net increase (decrease) .......................... 17 $189 15 $182
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended July 31, 2025
Shares sold ................................... 283,358 $3,976,110 233,087 $3,390,606
Shares issued in reinvestment of distributions .......... 1,756 23,633 1,473 20,693
Shares redeemed ............................... (124,110) (1,702,332) (56,874) (823,592)
Net increase (decrease) .......................... 161,004 $2,297,411 177,686 $2,587,707
Year ended July 31, 2024
Shares sold ................................... 50,822 $628,784 103,502 $1,362,461
Shares issued in reinvestment of distributions .......... 3,812 44,911 2,576 31,501
Shares redeemed ............................... (142,564) (1,768,156) (128,828) (1,684,277)
Net increase (decrease) .......................... (87,930) $(1,094,461) (22,750) $(290,315)
Class Y
Class Y Shares:
Year ended July 31, 2025
Shares sold ................................... 4,180,673 $57,357,525 2,150,516 $30,577,324
Shares issued in reinvestment of distributions .......... 78,343 1,056,853 28,274 395,557
Shares redeemed ............................... (2,117,951) (29,085,920) (1,110,448) (15,726,062)
Net increase (decrease) .......................... 2,141,065 $29,328,458 1,068,342 $15,246,819
Year ended July 31, 2024
Shares sold ................................... 3,154,487 $38,283,634 1,844,256 $22,905,438
Shares issued in reinvestment of distributions .......... 70,496 832,560 20,860 254,071
Shares redeemed ............................... (1,363,075) (16,478,856) (885,340) (10,716,255)
Net increase (decrease) .......................... 1,861,908 $22,637,338 979,776 $12,443,254
Putnam Sustainable Retirement
2065 Fund
Shares Amount
Class A
Class A Shares:
Year ended July 31, 2025
Shares sold
a
.................................................................. 11,669 $145,920
Shares issued in reinvestment of distributions ......................................... 979 11,935
Shares redeemed .............................................................. (14,479) (180,111)
Net increase (decrease) ......................................................... (1,831) $(22,256)
Year ended July 31, 2024
Shares sold
a
.................................................................. 15,995 $172,171
Shares issued in reinvestment of distributions ......................................... 240 2,599
Shares redeemed .............................................................. (8,741) (87,580)
Net increase (decrease) ......................................................... 7,494 $87,190
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Retirement
2065 Fund
Shares Amount
Class C Shares:
Year ended July 31, 2025
Shares sold .................................................................. 2,532 $31,463
Shares issued in reinvestment of distributions ......................................... 969 11,729
Shares redeemed
a
............................................................. (5,359) (65,209)
Net increase (decrease) ......................................................... (1,858) $(22,017)
Year ended July 31, 2024
Shares sold .................................................................. 21,724 $229,204
Shares issued in reinvestment of distributions ......................................... 194 2,089
Shares redeemed
a
............................................................. (15,111) (160,963)
Net increase (decrease) ......................................................... 6,807 $70,330
Class R
Class R Shares:
Year ended July 31, 2025
Shares sold .................................................................. — $—
Year ended July 31, 2024
Shares sold .................................................................. — $—
Shares issued in reinvestment of distributions ......................................... 9 98
Net increase (decrease) ......................................................... 9 $98
Class R3
Class R3 Shares:
Year ended July 31, 2025
Shares sold .................................................................. 237 $2,927
Shares redeemed .............................................................. (17) (207)
Net increase (decrease) ......................................................... 220 $2,720
Year ended July 31, 2024
Shares sold .................................................................. — $—
Shares issued in reinvestment of distributions ......................................... 11 125
Net increase (decrease) ......................................................... 11 $125
Class R4
Class R4 Shares:
Year ended July 31, 2025
Shares sold .................................................................. — $—
Year ended July 31, 2024
Shares sold .................................................................. — $—
Shares issued in reinvestment of distributions ......................................... 14 152
Net increase (decrease) ......................................................... 14 $152
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Putnam Sustainable Retirement
2065 Fund
Shares Amount
Class R5 Shares:
Year ended July 31, 2025
Shares sold .................................................................. 873 $10,855
Shares issued in reinvestment of distributions ......................................... 7 86
Shares redeemed .............................................................. (34) (435)
Net increase (decrease) ......................................................... 846 $10,506
Year ended July 31, 2024
Shares sold .................................................................. — $—
Shares issued in reinvestment of distributions ......................................... 16 169
Net increase (decrease) ......................................................... 16 $169
Class R6
Class R6 Shares:
Year ended July 31, 2025
Shares sold .................................................................. 5,222 $65,683
Shares issued in reinvestment of distributions ......................................... 406 4,973
Shares redeemed .............................................................. (5,945) (75,938)
Net increase (decrease) ......................................................... (317) $(5,282)
Year ended July 31, 2024
Shares sold .................................................................. 13,704 $151,958
Shares issued in reinvestment of distributions ......................................... 376 4,090
Shares redeemed .............................................................. (18,977) (221,491)
Net increase (decrease) ......................................................... (4,897) $(65,443)
Class Y
Class Y Shares:
Year ended July 31, 2025
Shares sold .................................................................. 223 $2,789
Shares issued in reinvestment of distributions ......................................... 1 10
Shares redeemed .............................................................. (125) (1,578)
Net increase (decrease) ......................................................... 99 $1,221
Year ended July 31, 2024
Shares sold .................................................................. — $—
Shares issued in reinvestment of distributions ......................................... 16 167
Net increase (decrease) ......................................................... 16 $167
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management Fees
Each Fund pays Advisers a management fee. The fee for each Fund is calculated and paid monthly based on an annual rate and the Fund’s average net assets for the month. For Putnam Sustainable Retirement Maturity Fund, the annual rate is 0.46%.
For each of the other Funds, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the Fund’s name (the
“Target Date”). “Average net assets” means the average of all of the determinations of a Fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Gross effective investment management fee rate ................... 0.452% 0.480% 0.490%
Putnam
Sustainable
Retirement
2040 Fund
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Gross effective investment management fee rate ................... 0.500% 0.510% 0.520%
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Putnam
Sustainable
Retirement
2065 Fund
Gross effective investment management fee rate ................... 0.530% 0.540% 0.550%

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class B ....................................... 1.00% 1.00% 1.00% 1.00%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class B ....................................... 1.00% 1.00% 1.00% 1.00%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class B ....................................... 1.00% 1.00% 1.00% 1.00%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Maximum % Approved % Maximum % Approved %
Class A ....................................... 0.35% 0.25% 0.35% 0.25%
Class B ....................................... 1.00% 1.00% 1.00% 1.00%
Class C ....................................... 1.00% 1.00% 1.00% 1.00%
Class R ....................................... 1.00% 0.50% 1.00% 0.50%
Class R3 ...................................... 0.35% 0.25% 0.35% 0.25%
Putnam Sustainable Retirement
2065 Fund
Maximum % Approved %
Class A ...................................................................... 0.35% 0.25%
Class C ...................................................................... 1.00% 1.00%
Class R ...................................................................... 1.00% 0.50%
Class R3 ..................................................................... 0.35% 0.25%
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $969 $6,924 $7,747 $6,066
CDSC retained ........................... $143 $322 $122 $274
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,793 $3,384 $4,710 $3,888
CDSC retained ........................... $228 $96 $79 $82
Putnam
Sustainable
Retirement
2065 Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,177
CDSC retained .............................................................................. $67
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to each Fund and receives fees for investor servicing at the following Class specific rates.
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement 2030
Fund
Putnam
Sustainable
Retirement 2035
Fund
Putnam
Sustainable
Retirement 2040
Fund
Maximum % Maximum % Maximum % Maximum %
Class A ....................................... 0.125% 0.125% 0.125% 0.125%
Class B ....................................... 0.125% 0.125% 0.125% 0.125%
Class C ....................................... 0.125% 0.125% 0.125% 0.125%
Class R ....................................... 0.275% 0.275% 0.275% 0.275%
Class R3 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R4 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R5 ...................................... 0.125% 0.125% 0.125% 0.125%
Class R6 ...................................... 0.025% 0.025% 0.025% 0.025%
Class Y ....................................... 0.125% 0.125% 0.125% 0.125%
Putnam
Sustainable
Retirement 2045
Fund
Putnam
Sustainable
Retirement 2050
Fund
Putnam
Sustainable
Retirement 2055
Fund
Putnam
Sustainable
Retirement 2060
Fund
Maximum % Maximum % Maximum % Maximum %
Class A ....................................... 0.125% 0.125% 0.125% 0.125%
Class B ....................................... 0.125% 0.125% 0.125% 0.125%
Class C ....................................... 0.125% 0.125% 0.125% 0.125%
Class R ....................................... 0.275% 0.275% 0.275% 0.275%
Class R3 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R4 ...................................... 0.275% 0.275% 0.275% 0.275%
Class R5 ...................................... 0.125% 0.125% 0.125% 0.125%
Class R6 ...................................... 0.025% 0.025% 0.025% 0.025%
Class Y ....................................... 0.125% 0.125% 0.125% 0.125%
Putnam
Sustainable
Retirement 2065
Fund
Maximum %
Class A ..................................................................................... 0.125%
Class C ..................................................................................... 0.125%
Class R ..................................................................................... 0.275%
Class R3 .................................................................................... 0.275%
Class R4 .................................................................................... 0.275%
Class R5 .................................................................................... 0.125%
Class R6 .................................................................................... 0.025%
Class Y ..................................................................................... 0.125%
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the Underlying
Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Investments in FT Underlying Funds for the year ended July 31, 2025, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Retirement Maturity Fund
Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $106,237,756 $235,174,848 $(9,655,152) $(117,448) $(1,136,241) $330,503,763 6,793,402 $4,718,988
Putnam ESG High Yield ETF .. 34,495,683 74,159,428 (2,918,095) 83,769 1,681,394 107,502,179 2,076,787 2,273,865
Total Controlled Affiliates ... $140,733,439 $309,334,276 $(12,573,247) $ (33,679) $ 545,153 $438,005,942 $ 6,992,853
Non-Controlled Affiliates
Dividends
Putnam ESG Ultra Short ETF . $11,553,852 $26,060,435 $(1,291,067) $9,654 $38,141 $36,371,015 718,227 $588,087
Putnam Government Money
Market Fund, Class G, 4.163% . $ 565,957 $ 27,078,967 $ (26,626,429) — — $ 1,018,495 1,018,495 21,997
Putnam PanAgora ESG
International Equity ETF ..... 8,766,157 17,169,555 (2,586,882) 465,848 2,807,422 26,622,100 1,014,210 411,053
a
Putnam Sustainable Future ETF 14,306,283 29,867,782 (2,892,813) 811,001 3,940,548 46,032,801 1,776,135 4,658
Putnam Sustainable Leaders
ETF ................... 28,380,335 60,204,857 (4,411,700) 1,420,072 6,312,072 91,905,636 2,670,705 114,001
Total Non-Controlled Affiliates $63,572,584 $160,381,596 $(37,808,891) $2,706,575 $13,098,183 $201,950,047 $1,139,796
Total Affiliated Securities ... $204,306,023 $469,715,872 $(50,382,138) $2,672,896 $13,643,336 $639,955,989 $8,132,649
Putnam Sustainable Retirement 2030 Fund
Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $144,531,226 $71,845,787 $(14,401,881) $(232,752) $(1,292,739) $200,449,641 4,120,180 $7,347,571
Non-Controlled Affiliates
Dividends
Putnam ESG High Yield ETF .. $19,415,922 $8,854,729 $(576,518) $18,459 $269,001 $27,981,593 540,564 $1,499,998
Putnam ESG Ultra Short ETF . 15,800,913 17,513,572 (1,266,666) 8,821 22,281 32,078,921 633,470 1,002,481
Putnam Government Money
Market Fund, Class G, 4.163% . 1,001,688 49,463,763 (49,039,955) — — 1,425,496 1,425,496 47,977
Putnam PanAgora ESG
International Equity ETF ..... 19,546,207 9,586,582 (8,709,399) 1,702,035 723,655 22,849,080 870,471 1,013,850
a
Putnam Sustainable Future ETF 31,372,319 13,104,893 (7,436,831) 2,082,249 650,290 39,772,920 1,534,603 11,272
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Sustainable Retirement 2030 Fund (continued)
Putnam Sustainable Leaders
ETF ................... $ 62,659,445 $ 33,877,929 $ (21,611,887) $ 5,988,951 $ (2,269,728) $ 78,644,710 2,285,353 $ 299,587
Total Non-Controlled Affiliates $149,796,494 $132,401,468 $(88,641,256) $9,800,515 $(604,501) $202,752,720 $3,875,165
Total Affiliated Securities ... $294,327,720 $204,247,255 $(103,043,137) $9,567,763 $(1,897,240) $403,202,361 $11,222,736
Putnam Sustainable Retirement 2035 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $94,610,077 $38,587,729 $(17,269,063) $(247,006) $(749,275) $114,932,462 2,362,401 $4,452,700
Putnam ESG High Yield ETF .. 13,953,990 5,334,598 (1,157,189) 30,026 154,695 18,316,120 353,841 1,014,523
Putnam ESG Ultra Short ETF . 11,612,801 13,295,080 (1,273,159) 9,264 21,605 23,665,591 467,330 720,223
Putnam Government Money
Market Fund, Class G, 4.163% . 1,334,167 45,046,046 (45,296,842) — — 1,083,371 1,083,371 42,793
Putnam PanAgora ESG
Emerging Markets Equity ETF . 577,272 106,853 (692,619) 64,801 (56,307) — — 9,589
a
Putnam PanAgora ESG
International Equity ETF ..... 28,238,415 11,004,269 (10,433,552) 1,893,628 1,232,656 31,935,416 1,216,629 1,434,777
a
Putnam Sustainable Future ETF 44,710,097 15,893,603 (8,336,267) 2,217,948 1,379,756 55,865,137 2,155,507 15,798
Putnam Sustainable Leaders
ETF ................... 89,570,797 38,248,824 (22,421,878) 6,135,790 (716,026) 110,817,507 3,220,269 412,372
Total Non-Controlled Affiliates $284,607,616 $167,517,002 $(106,880,569) $10,104,451 $1,267,104 $356,615,604 $8,102,775
Total Affiliated Securities ... $284,607,616 $167,517,002 $(106,880,569) $10,104,451 $1,267,104 $356,615,604 $8,102,775
Putnam Sustainable Retirement 2040 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $61,801,383 $30,730,450 $(10,365,257) $(156,035) $(457,373) $81,553,168 1,676,300 $3,034,851
Putnam ESG High Yield ETF .. 13,037,094 5,556,236 (995,592) 25,642 154,915 17,778,295 343,451 982,215
Putnam ESG Ultra Short ETF . 8,118,922 13,300,185 (1,032,210) 6,084 26,130 20,419,111 403,221 551,404
Putnam Government Money
Market Fund, Class G, 4.163% . 885,998 42,862,518 (41,910,045) — — 1,838,471 1,838,471 45,813
Putnam PanAgora ESG
Emerging Markets Equity ETF . 6,056,815 3,775,582 (1,988,865) 288,284 815,454 8,947,270 362,915 230,933
a
Putnam PanAgora ESG
International Equity ETF ..... 34,704,061 15,623,981 (10,838,593) 2,018,208 2,292,195 43,799,852 1,668,623 1,847,752
a
Putnam Sustainable Future ETF 48,274,151 20,713,046 (5,306,987) 1,431,801 2,861,113 67,973,124 2,622,683 17,781
Putnam Sustainable Leaders
ETF ................... 98,020,479 46,385,354 (16,753,990) 4,273,097 2,103,076 134,028,016 3,894,748 466,111
Total Non-Controlled Affiliates $270,898,903 $178,947,352 $(89,191,539) $7,887,081 $7,795,510 $376,337,307 $7,176,860
Total Affiliated Securities ... $270,898,903 $178,947,352 $(89,191,539) $7,887,081 $7,795,510 $376,337,307 $7,176,860
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Sustainable Retirement 2045 Fund
Controlled Affiliates
Dividends
Putnam PanAgora ESG
Emerging Markets Equity ETF . $8,444,285 $6,527,522 $(2,977,466) $419,582 $1,305,085 $13,719,008 556,464 $326,610
a
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $33,764,825 $16,153,370 $(8,315,308) $(125,789) $(242,273) $41,234,825 847,569 $1,573,983
Putnam ESG High Yield ETF .. $ 10,740,740 $ 4,912,198 $ (955,792) $ 24,450 $ 121,645 $ 14,843,241 286,750 $ 813,950
Putnam ESG Ultra Short ETF . 4,373,611 10,311,678 (434,565) 1,682 26,808 14,279,214 281,975 341,700
Putnam Government Money
Market Fund, Class G, 4.163% . 852,079 36,291,991 (36,835,076) — — 308,994 308,994 36,555
Putnam PanAgora ESG
International Equity ETF ..... 32,489,876 15,691,437 (9,497,551) 1,653,109 2,354,298 42,691,169 1,626,386 1,752,579
a
Putnam Sustainable Future ETF 41,989,566 19,216,886 (4,652,813) 1,149,249 2,603,351 60,306,239 2,326,863 15,761
Putnam Sustainable Leaders
ETF ................... 86,033,881 41,636,811 (13,747,527) 3,371,143 2,250,381 119,544,689 3,473,874 411,559
Total Non-Controlled Affiliates $210,244,578 $144,214,371 $(74,438,632) $6,073,844 $7,114,210 $293,208,371 $4,946,087
Total Affiliated Securities ... $218,688,863 $150,741,893 $(77,416,098) $6,493,426 $8,419,295 $306,927,379 $5,272,697
Putnam Sustainable Retirement 2050 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $20,851,416 $9,508,431 $(5,479,911) $(67,532) $(157,251) $24,655,153 506,779 $951,437
Putnam ESG High Yield ETF .. 6,903,572 3,436,758 (534,060) 14,359 78,713 9,899,342 191,241 525,506
Putnam ESG Ultra Short ETF . 852,408 5,896,996 (63,917) 255 14,943 6,700,685 132,320 108,264
Putnam Government Money
Market Fund, Class G, 4.163% . 525,003 24,838,304 (24,636,907) — — 726,400 726,400 30,113
Putnam PanAgora ESG
Emerging Markets Equity ETF . 7,168,848 5,426,434 (2,215,714) 294,247 1,141,344 11,815,159 479,241 277,044
a
Putnam PanAgora ESG
International Equity ETF ..... 26,678,192 12,371,561 (7,604,474) 1,328,892 1,936,799 34,710,970 1,322,368 1,446,573
a
Putnam Sustainable Future ETF 34,419,018 14,846,199 (3,595,344) 960,296 2,059,114 48,689,283 1,878,633 12,815
Putnam Sustainable Leaders
ETF ................... 70,404,940 32,320,098 (10,589,477) 2,715,032 1,890,928 96,741,521 2,811,232 333,667
Total Non-Controlled Affiliates $167,803,397 $108,644,781 $(54,719,804) $5,245,549 $6,964,590 $233,938,513 $3,685,419
Total Affiliated Securities ... $167,803,397 $108,644,781 $(54,719,804) $5,245,549 $6,964,590 $233,938,513 $3,685,419
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Sustainable Retirement 2055 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $8,800,522 $5,649,379 $(2,481,746) $(26,569) $(82,491) $11,859,095 243,760 $435,061
Putnam ESG High Yield ETF .. $ 2,913,630 $ 2,080,272 $ (234,854) $ 7,889 $ 32,748 $ 4,799,685 92,723 $ 241,118
Putnam ESG Ultra Short ETF . 208,826 2,690,336 (197,952) 766 5,036 2,707,012 53,456 34,378
Putnam Government Money
Market Fund, Class G, 4.163% . 488,972 17,729,584 (17,734,440) — — 484,116 484,116 18,810
Putnam PanAgora ESG
Emerging Markets Equity ETF . 4,583,110 4,517,300 (1,954,457) 265,181 739,889 8,151,023 330,618 184,258
a
Putnam PanAgora ESG
International Equity ETF ..... 16,946,293 10,252,946 (5,320,042) 948,582 1,263,409 24,091,188 917,791 951,930
a
Putnam Sustainable Future ETF 21,827,562 12,431,120 (2,580,173) 689,979 1,380,269 33,748,757 1,302,166 8,471
Putnam Sustainable Leaders
ETF ................... 44,487,849 25,768,623 (6,735,917) 1,800,117 1,417,588 66,738,260 1,939,361 214,338
Total Non-Controlled Affiliates $100,256,764 $81,119,560 $(37,239,581) $3,685,945 $4,756,448 $152,579,136 $2,088,364
Total Affiliated Securities ... $100,256,764 $81,119,560 $(37,239,581) $3,685,945 $4,756,448 $152,579,136 $2,088,364
Putnam Sustainable Retirement 2060 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $2,086,456 $1,913,892 $(670,218) $8,713 $(32,590) $3,306,253 67,959 $112,719
Putnam ESG High Yield ETF .. 677,210 699,177 (79,510) 2,495 7,972 1,307,344 25,256 62,040
Putnam ESG Ultra Short ETF . 87,943 831,252 (88,356) 247 1,385 832,471 16,439 11,510
Putnam Government Money
Market Fund, Class G, 4.163% . 126,641 7,981,554 (7,866,478) — — 241,717 241,717 7,880
Putnam PanAgora ESG
Emerging Markets Equity ETF . 1,937,200 2,510,548 (964,439) 128,115 334,802 3,946,226 160,065 82,678
a
Putnam PanAgora ESG
International Equity ETF ..... 7,084,712 6,237,527 (2,689,854) 427,920 604,008 11,664,313 444,370 425,569
a
Putnam Sustainable Future ETF 9,094,627 7,771,761 (1,476,349) 394,421 551,122 16,335,582 630,294 3,777
Putnam Sustainable Leaders
ETF ................... 18,583,701 15,854,609 (3,494,633) 981,771 514,562 32,440,010 942,681 92,970
Total Non-Controlled Affiliates $39,678,490 $43,800,320 $(17,329,837) $1,943,682 $1,981,261 $70,073,916 $799,143
Total Affiliated Securities ... $39,678,490 $43,800,320 $(17,329,837) $1,943,682 $1,981,261 $70,073,916 $799,143
Putnam Sustainable Retirement 2065 Fund
Non-Controlled Affiliates
Dividends
Putnam ESG Core Bond ETF . $31,729 $9,677 $(15,811) $67 $(412) $25,250 519 $1,165
Putnam ESG High Yield ETF .. 10,474 3,821 (4,105) 123 (12) 10,301 199 640
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each Fund through at least November 30, 2028 for all the funds (with the exception of Putnam Sustainable Retirement 2060 Fund, where the contractual agreement is through November 30, 2035) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the Funds (exclusive of payments under the Funds' distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the Funds' average net assets.
Advisers has contractually agreed to waive fees and/or reimburse expenses of each Fund through at least November 30, 2028 for all the funds (with the exception of Putnam Sustainable Retirement 2060 Fund, where the contractual agreement is through
November 30, 2035) in an amount equal to the Funds' acquired Fund fees and expenses.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Putnam Sustainable Retirement 2065 Fund (continued)
Putnam ESG Ultra Short ETF . $ 1,923 $ 7,183 $ (2,525) $ 3 $ (1) $ 6,583 130 $ 125
Putnam Government Money
Market Fund, Class G, 4.163% . 4,175 151,631 (150,995) — — 4,811 4,811 185
Putnam PanAgora ESG
Emerging Markets Equity ETF . 47,518 30,946 (29,969) 3,879 3,171 55,545 2,253 1,539
a
Putnam PanAgora ESG
International Equity ETF ..... 174,047 66,501 (91,676) 14,453 863 164,188 6,255 7,989
a
Putnam Sustainable Future ETF 224,712 72,097 (81,740) 22,249 (6,316) 231,002 8,913 72
Putnam Sustainable Leaders
ETF ................... 458,380 141,478 (169,586) 51,654 (24,205) 457,721 13,301 1,794
Total Non-Controlled Affiliates $952,958 $483,334 $(546,407) $92,428 $(26,912) $955,401 $13,509
Total Affiliated Securities ... $952,958 $483,334 $(546,407) $92,428 $(26,912) $955,401 $13,509
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
Annual rates
Class A ..................................................................................... 0.60%
Class B (ex 2065 Fund)
*
........................................................................ 0.60%
Class C ..................................................................................... 0.60%
Class R ..................................................................................... 0.75%
Class R3 .................................................................................... 0.75%
Class R4 .................................................................................... 0.75%
Class R5 .................................................................................... 0.60%
Class R6 .................................................................................... 0.50%
Class Y ..................................................................................... 0.60%
*
Effective September 5, 2024, each fund has terminated its class B shares, if applicable.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
h. Other Affiliated Transactions
At July 31, 2025, Putnam Investment Holdings, LLC owned 10.6% of Putnam Sustainable Retirement 2065 Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the utilized capital loss carryforwards were as follows:
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 1,204 $ —
Long term ............................. 58,381,314 14,740,367 5,622,473 5,606,373
Total capital loss carryforwards ............ $58,381,314
*
$14,740,367 $5,623,677 $5,606,373
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ — $ — $ 18,269
Long term .............................................. 3,497,747 2,041,698 —
Total capital loss carryforwards ............................. $3,497,747 $2,041,698 $18,269
*
Includes $20,023,671 from the merged Putnam Sustainable Retirement 2025 Fund which may be carried over to offset future capital gains, subject to certain limitations.
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Capital loss utilized carryforwards ............. $2,906,752 $10,090,587 $10,703,946 $8,622,242
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Capital loss utilized carryforwards ............. $7,184,677 $5,807,969 $4,046,102 $532,389
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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Annual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2025, the deferred losses were as follows:
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
Putnam
Sustainable
Retirement 2065
Fund
Late-year ordinary loss .........................................................................
$1,819
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement 2030
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $7,547,087 $8,002,001 $8,673,950 $6,730,710
Putnam Sustainable Retirement 2035
Fund
Putnam Sustainable Retirement 2040
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $6,395,719 $4,785,053 $5,455,362 $4,280,284
Putnam Sustainable Retirement 2045
Fund
Putnam Sustainable Retirement 2050
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $3,935,600 $2,759,110 $2,723,535 $2,068,839
Putnam Sustainable Retirement 2055
Fund
Putnam Sustainable Retirement 2060
Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $1,429,351 $1,020,912 $547,188 $311,384
Putnam Sustainable Retirement 2065
Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $5,919 $9,489
Long term capital gain ...................................................... 26,950 —
$32,869 $9,489
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
The Fund Putnam Sustainable Retirement 2060 Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
a a a a a
Cost of investments ....................... $613,858,743 $381,104,853 $321,670,287 $328,537,291
Unrealized appreciation ..................... $28,930,800 $23,396,162 $35,584,884 $48,284,645
Unrealized depreciation ..................... (2,833,554) (1,298,654) (639,567) (484,629)
Net unrealized appreciation (depreciation) ....... $26,097,246 $22,097,508 $34,945,317 $47,800,016
Distributable earnings:
Undistributed ordinary income ................ $74,816 $3,350,061 $2,039,900 $2,346,088
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
a a a a a
Cost of investments ....................... $265,552,390 $199,626,119 $131,820,523 $62,659,858
Unrealized appreciation ..................... $41,556,094 $34,436,602 $20,815,120 $7,448,371
Unrealized depreciation ..................... (181,105) (124,208) (56,507) (34,313)
Net unrealized appreciation (depreciation) ....... $41,374,989 $34,312,394 $20,758,613 $7,414,058
Distributable earnings:
Undistributed ordinary income ................ $1,013,696 $776,007 $338,508 $84,970
Undistributed long term capital gains ........... — — — 1,347,234
Total distributable earnings .................. $1,013,696 $776,007 $338,508 $1,432,204
Putnam
Sustainable
Retirement
2065 Fund
a a
Cost of investments .......................................................................... $810,062
Unrealized appreciation ........................................................................ $145,732
Unrealized depreciation ........................................................................ (393)
Net unrealized appreciation (depreciation) .......................................................... $145,339
Distributable earnings:
Undistributed long term capital gains .............................................................. $85,164
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, were as follows:
6. Concentration of Risk
Investing in exchange-traded funds with a focus on companies or issuers that exhibit a commitment to Environmental, Social and Governance (ESG) factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Advisers make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.
7. Reorganization
On July 25, 2025, Putnam Sustainable Retirement Maturity Fund (Surviving Fund) acquired 100% of Putnam Sustainable
Retirement 2025 Fund's (Acquired Fund) net assets, primarily made up of investment securities, which included $13,436,580 of unrealized appreciation, through a tax-free exchange of 24,407,941 shares of the Surviving Fund (valued at $412,358,372).
Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were $640,692,564.
The primary purpose for the reorganization, which was contemplated by the Acquired Fund's prospectus, was to combine two
Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The estimated cost of the reorganization was $141,197 of which the Surviving Fund and the Acquired Fund each paid 50%. The allocated portion of the Surviving
Fund's reorganization expenses are included with other expenses in the Statement of Operations.
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Purchases .............................. $43,653,588 $162,538,223 $130,062,251 $145,056,462
Sales .................................. $23,755,709 $62,135,309 $69,491,443 $56,628,622
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Purchases .............................. $123,496,730 $89,744,668 $66,651,150 $37,006,026
Sales .................................. $49,953,610 $36,257,749 $22,899,897 $10,698,829
Putnam
Sustainable
Retirement
2065 Fund
Purchases ................................................................................. $347,006
Sales ..................................................................................... $411,276

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Notes to Financial Statements

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Assuming the reorganization had been completed on August 1, 2024, the Surviving Fund's pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
8. Credit Facility
Effective January 31, 2025, the Funds, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the reporting period, the Funds did not use the Global Credit Facility.
Prior to January 31, 2025, the Funds participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Funds based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Funds had no borrowings against these arrangements.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period August 1, 2024 through July 31, 2025 .............. $19,711,129 $24,041,691 $43,752,820
7. Reorganization
(continued)

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Notes to Financial Statements

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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
10. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except for the following:
The Putnam Sustainable Retirement 2070 Fund commenced operations effective August 1, 2025, with eight classes of shares,
Class A, Class C, Class R, Class R3, Class R4, Class R5, Class R6 and Class Y.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
9. Fair Value Measurements
(continued)

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Target Date Funds and Shareholders of Putnam Sustainable Retirement Maturity Fund,
Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement
2040 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable
Retirement 2055 Fund, Putnam Sustainable Retirement 2060 Fund and Putnam Sustainable Retirement 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025, and each of the financial highlights for each of the periods indicated
therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the transfer agent, custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
Putnam Sustainable Retirement Maturity Fund
Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2045 Fund
Putnam Sustainable Retirement 2050 Fund
Putnam Sustainable Retirement 2055 Fund
Putnam Sustainable Retirement 2060 Fund
Putnam Sustainable Retirement 2065 Fund

Putnam Target Date Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Target Date Funds
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2025:
Pursuant to:
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement 2030
Fund
Putnam
Sustainable
Retirement 2035
Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $118,660 $310,859 $428,170
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $315,925 $796,286 $1,118,750
Section 163(j) Interest Dividends Earned §163(j) $20,901 $44,953 $40,031
Pursuant to:
Putnam
Sustainable
Retirement 2040
Fund
Putnam
Sustainable
Retirement 2045
Fund
Putnam
Sustainable
Retirement 2050
Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $483,891 $427,319 $346,482
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,455,636 $1,389,560 $1,143,525
Section 163(j) Interest Dividends Earned §163(j) $43,034 $34,374 $28,241
Pursuant to:
Putnam
Sustainable
Retirement 2055
Fund
Putnam
Sustainable
Retirement 2060
Fund
Putnam
Sustainable
Retirement 2065
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $191,000 $26,950
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $222,809 $96,747 $1,865
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $748,044 $331,672 $6,270
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $1
Section 163(j) Interest Dividends Earned §163(j) $17,234 $7,100 $101
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement 2030
Fund
Putnam
Sustainable
Retirement 2035
Fund
Putnam
Sustainable
Retirement 2040
Fund
Putnam
Sustainable
Retirement 2045
Fund
Foreign Taxes Paid $17,431 $40,869 $58,554 $91,742 $95,055
Foreign Source Income
Earned $17,431 $40,869 $58,554 $91,742 $95,055

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Tax Information (unaudited)

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Putnam
Sustainable
Retirement 2050
Fund
Putnam
Sustainable
Retirement 2055
Fund
Putnam
Sustainable
Retirement 2060
Fund
Putnam
Sustainable
Retirement 2065
Fund
Foreign Taxes Paid $79,016 $52,142 $23,333 $437
Foreign Source Income
Earned $79,016 $52,142 $23,333 $469

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BOARD APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS
(unaudited)
Putnam Sustainable Retirement Funds
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam
Sustainable Retirement Fund (except Putnam Sustainable Retirement Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Sustainable Retirement Fund approaches the target year indicated in its name. The Trustees noted that the Putnam Sustainable Retirement Maturity Fund has a fixed ongoing annual management fee rate.
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted
that the Adviser agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2027, in an amount equal to the fund’s acquired fund fees and expenses. The Adviser also agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses)
would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.60% for Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.75% for Class R shares, Class R3 shares and Class R4 shares and 0.50% for Class R6 shares) through at least November 30, 2027 (for Putnam Sustainable Retirement 2060 Fund,
through at least November 30, 2034). The Advisor’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the
Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024, reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
Quintile
Effective
Management
Fees
Total
Expenses
Putnam Sustainable Retirement 2030 Fund 4th 3rd
Putnam Sustainable Retirement 2035 Fund 4th 4th
Putnam Sustainable Retirement 2040 Fund 4th 3rd

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(Total expenses reflect the fees and expenses borne directly by the Putnam Sustainable Retirement Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
Putnam Sustainable Retirement 2045 Fund 4th 3rd
Putnam Sustainable Retirement 2050 Fund 4th 3rd
Putnam Sustainable Retirement 2055 Fund 4th 4th
Putnam Sustainable Retirement 2060 Fund 4th 4th
Putnam Sustainable Retirement 2065 Fund 3rd 3rd
Putnam Sustainable Retirement Maturity Fund 3rd 4th

Putnam Target Date Funds

franklintempleton.com
Annual Report
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024 the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024, and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Sustainable
Retirement Funds, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Mixed-Asset Target Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds)
1
:
One-year
period
Three-year
period
Five-year
period
Putnam Sustainable Retirement 2030 Fund 3rd 1st 4th
Putnam Sustainable Retirement 2035 Fund 2nd 1st 4th
Putnam Sustainable Retirement 2040 Fund 2nd 1st 3rd
Putnam Sustainable Retirement 2045 Fund 2nd 1st 3rd
Putnam Sustainable Retirement 2050 Fund 2nd 1st 1st
Putnam Sustainable Retirement 2055 Fund 2nd 1st 1st
Putnam Sustainable Retirement 2060 Fund 1st 1st 1st
Putnam Sustainable Retirement 2065 Fund 1st 1st N/A
Putnam Sustainable Retirement Maturity Fund 3rd 1st 4th

Putnam Target Date Funds

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Annual Report
For the three-year period ended December 31, 2024, each Putnam Sustainable Retirement Fund’s (excluding the Putnam
Sustainable 2065 Fund) performance was in the top decile of its Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The
Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PSRF-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 26, 2025